UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-2214
                                                     ---------------------

                              Liberty Funds Trust I
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



               One Financial Center, Boston, Massachusetts 02111
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                            Jean S. Loewenberg, Esq.
                        Columbia Management Group, Inc.
                              One Financial Center
                                Boston, MA 02111
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  1-617-426-3750
                                                           -------------------

                  Date of fiscal year end: October 31, 2003
                                           ------------------

                  Date of reporting period: April 30, 2003
                                            -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                            LIBERTY TAX-MANAGED FUNDS
                                Semiannual Report
                                 April 30, 2003



[photo of man and woman smiling]


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



                            LIBERTY TAX-MANAGED FUNDS
                                Semiannual Report
                                 April 30, 2003



[photo of man and woman smiling]


                      ELIMINATE CLUTTER IN TWO EASY STEPS.
                         POINT. CLICK. LIBERTY EDELIVERY


               To sign up for eDelivery, go to www.icsdelivery.com

President's Message


[photo of Joseph R. Palombo]


Dear Shareholder:

After three years of declining equity values, the stock market rallied over the past six months. All major stock market indices registered gains for the period, buoyed by a surge in trading activity in the final weeks of March. An apparent victory in Iraq and signs of economic stability--although tentative--encouraged investors to take on more risk. Attractive valuations and forecasts of improved corporate earnings also fed investor appetites for stocks.

In spite of this positive activity, we encourage investors to temper their expectations for the stock market in the near term. The economy has yet to stage a convincing recovery and the employment outlook remains uncertain. These factors, plus ongoing geopolitical tensions, repeated acts of terrorism abroad and threats at home could again translate into a choppy market.

That said, we believe in the long-term benefits of stock investing, especially as part of a comprehensive investment strategy and a balanced portfolio. The Portfolio Managers' report contains a more detailed analysis of the events of the period and factors that affected fund performance.

CONSOLIDATION--AND A NEW NAME
I am pleased to announce that, effective April 1, 2003, six of the asset management firms brought together when Columbia Management Group, Inc. was formed were consolidated and renamed Columbia Management Advisors, Inc. (Columbia Management). This consolidation does not affect the management or investment objectives of your fund and is the next step in our efforts to create a consistent identity and to streamline our organization. By consolidating these firms, we are able to create a more efficient organizational structure and strengthen certain key functions, such as research. Although the name of the asset manager familiar to you has changed, what hasn't changed is the commitment of our specialized investment teams to a multi-disciplined approach to investing, focused on our goal of offering shareholders the best products and services.

During these challenging times, we thank you for your investment in Liberty funds.

Sincerely,

/s/ Joseph R. Palombo

Joseph R. Palombo
President



MEET THE NEW PRESIDENT

Joseph R. Palombo, president and chairman of the Board of Trustees for Liberty Funds, is also chief operating officer and executive vice president of Columbia Management. Mr. Palombo has over 19 years of experience in the financial services industry. Prior to joining Columbia Management, he was chief operating officer and chief compliance officer for Putnam Mutual Funds. Prior to that, he was a partner at Coopers & Lybrand. Mr. Palombo received his degree in economics/accounting from the College of the Holy Cross, where he was a member of Phi Beta Kappa. He earned his master's degree in taxation from Bentley College and participated in the Executive Program at the Amos B. Tuck School at Dartmouth College.


             o NOT FDIC INSURED o May lose value o No bank guarantee




Economic and market conditions can change frequently. There is no assurance that the trends described in this report will continue or commence.

No taxable income or capital gains distribution since inception



                          AVERAGE ANNUAL TOTAL RETURNS,
                        CLASS A SHARES WITH SALES CHARGE
                      FOR THE PERIOD THAT ENDED 4/30/03 (%)

                                                1-year      5-year        Life
--------------------------------------------------------------------------------
Liberty Tax-Managed Aggressive Growth Fund (since 8/1/00)
   Returns before taxes                         -24.11          n/a     -21.07
   Returns after taxes on distributions         -24.11          n/a     -21.07
   Returns after taxes on distributions and
     sale of fund shares                        -14.81          n/a     -16.09
   S&P MidCap 400 Index*                        -17.51          n/a      -2.81
--------------------------------------------------------------------------------
Liberty Tax-Managed Growth Fund (since 12/30/96)
   Returns before taxes                         -15.37        -5.07       1.31
   Returns after taxes on distributions         -15.37        -5.07       1.31
   Returns after taxes on distributions and
     sale of fund shares                         -9.44        -3.96       1.05
   S&P 500 Index*                               -13.30        -2.42       4.95
--------------------------------------------------------------------------------
Liberty Tax-Managed Growth Fund II (since 3/7/00)
   Returns before taxes                         -15.45          n/a     -15.87
   Returns after taxes on distributions         -15.45          n/a     -15.87
   Returns after taxes on distributions and
     sale of fund shares                         -9.48          n/a     -12.18
   S&P 500 Index*                               -13.30          n/a     -10.57
--------------------------------------------------------------------------------
Liberty Tax-Managed Value Fund (since 6/1/99)
   Returns before taxes                         -27.63          n/a      -8.74
   Returns after taxes on distributions         -27.63          n/a      -8.74
   Returns after taxes on distributions and
     sale of fund shares                        -16.96          n/a      -6.79
   S&P 500 Index*                               -13.30          n/a      -7.28
--------------------------------------------------------------------------------

* Index performance in the "life" category begins on the last day of the month closest to inception. For example, if the inception date is March 7, 2000, then index performance is from February 29, 2000.

   Indices do not reflect any deduction for fees, expenses or taxes. After-tax returns are shown for class A shares only; after-tax returns for other share classes will vary.



NO NEW TAXES
In keeping with our funds' objective, we once again can report returns without passing taxable distributions to our shareholders. For those keeping track, this marks the thirteenth consecutive report -- covering the past six years for the Liberty Tax-Managed Growth Fund, the eldest in our tax-managed family -- in which we have been able to report that there has been no payment of taxable distributions. We want to remind you that while we can't guarantee this will always be the case, we are proud of our "non-taxing" track record and will strive to continue the streak.

The chart on this page offers a comparison between pre-tax and after-tax returns for the Liberty family of tax-managed funds. As you can see, the returns after taxes on distributions retained the full percentage returns before taxes for the time periods shown, assuming that shares were held through the end of the period. In this case, total returns after taxes on distributions were the same as the pre-tax returns because none of the funds distributed taxable gains during the period.

In the future, the funds may be required to distribute taxable income and capital gains from time to time. In addition, market conditions may limit the funds' ability to generate tax losses or to avoid dividend income. Excessive shareholder redemptions may also require the funds to sell securities and realize gains. Finally, the ability to use certain tax-management techniques may be curtailed or eliminated in the future by tax legislation, regulations, administrative interpretations or court decisions.



Past performance, before and after taxes, cannot predict future investment results. After-tax returns are calculated using the historically highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown may not be relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.



LIBERTY TAX-MANAGED AGGRESSIVE GROWTH FUND
NET ASSET VALUE PER SHARE as of 4/30/03 ($)
         Class A                6.42
         Class B                6.29
         Class C                6.29
         Class Z                6.42

LIBERTY TAX-MANAGED GROWTH FUND
NET ASSET VALUE PER SHARE as of 4/30/03 ($)
         Class A               11.61
         Class B               11.06
         Class C               11.06
         Class E               11.55
         Class F               11.07
         Class Z               11.72

LIBERTY TAX-MANAGED GROWTH FUND II
NET ASSET VALUE PER SHARE as of 4/30/03 ($)
         Class A                7.39
         Class B                7.21
         Class C                7.20
         Class Z                7.44

LIBERTY TAX-MANAGED VALUE FUND
NET ASSET VALUE PER SHARE as of 4/30/03 ($)
         Class A                8.90
         Class B                8.66
         Class C                8.66
         Class Z                8.99

Portfolio Manager's Report - Liberty Tax-Managed Aggressive Growth Fund


TOP 10 HOLDINGS as of 4/30/03 (%)

Education Management               4.0
Caremark Rx                        3.9
AmerisourceBergen                  3.0
Ambac Financial Group              3.0
Barr Laboratories                  2.1
Pogo Producing                     2.0
Corporate Executive Board          2.0
BJ Services                        2.0
Cox Radio, Class A                 1.9
UnitedHealth Group                 1.9

Portfolio holdings are calculated as a percentage of net assets. Since the fund is actively managed, there can be no guarantee the fund will continue to maintain the same portfolio holdings in the future.



BOUGHT
--------------------------------------------------------------------------------
SCIENTIFIC-ATLANTA (1.0% of net assets)

We invested in Scientific-Atlanta, a company that makes set-top boxes with built-in personal digital video recorders for cable television. The stock benefited from growing demand, an attractive stock price, strong cash flows, and the potential for increased earnings.


REDUCED
--------------------------------------------------------------------------------
INTUIT (1.0% of net assets)

We pared back on Intuit, which makes tax software, when weaker-than-expected tax season sales caused the company to revise earnings downward.






For the six-month period ended April 30, 2003, Liberty Tax-Managed Aggressive Growth Fund class A shares returned negative 0.31% without sales charge. The fund trailed the S&P MidCap 400 Index, which returned 3.98%. Weak stock selection in the technology sector and a lower stake than the index in financial stocks, which did well, were the main reasons the fund trailed the S&P index. The fund underperformed the Russell Midcap Growth Index, which returned 8.19%. The fund's smaller technology weight relative to the Russell index hampered returns as did our preference for higher quality tech stocks.

MARKET GAINS AMID CONTINUED VOLATILITY
The stock market climbed higher, led by beaten-down technology and telecommunications names which rallied late in 2002. With no improvement in the business outlooks for many of these companies, however, they gave back much of their gains by year end. Stocks briefly moved higher early in 2003, but then slumped on worries related to the war with Iraq, SARS (Severe Acute Respiratory Syndrome) and a sluggish US economy. A quick end to the war renewed investor optimism, triggering a rebound in March and April. Small- and mid-cap growth stocks edged out their value counterparts for the six-month period.

DISAPPOINTING RETURNS FROM HIGH-QUALITY TECH
Lower-quality technology stocks did well during the period. However, the fund favored higher-quality technology names--companies with real earnings whose survival does not depend on an economic recovery. Our focus was on software stocks, which did not have the same overcapacity issues as hardware stocks. Although this emphasis hurt the fund during the period, we believe it is a sound long-term strategy. Relative returns also suffered as some of our bigger technology investments took hard hits. Among these was Intuit, the software company that makes TurboTax.1 The stock



--------------
1 Holdings are disclosed as a percentage of net assets as of April 30, 2003 and are subject to change: Intuit (1.0%), HCA (0.8%) and Education Management (4.0%).

price sank when Intuit revised earnings downward, leading us to trim our investment.

HAMPERED BY POSITIONS IN HEALTH CARE AND
CONSUMER DISCRETIONARY
The fund's biggest sector was health care, where we focused on hospitals and health maintenance organizations (HMOs). Hospitals faltered during the period because of a weak flu season, which hurt volumes, as well as concerns about Medicare reimbursements. We reduced our stake in certain names, including HCA, a for-profit hospital company. HMOs held up well, despite concerns about pricing power going forward. The fund also had a substantial stake in the consumer discretionary sector. We focused on economically sensitive media stocks. Several of our media holdings were weak performers for much of the period.

HELP FROM ENERGY AND EDUCATION
The fund's energy holdings did well, thanks to strong oil and natural gas commodity prices. Industrials also boosted performance. Most of our gains in this sector came from for-profit education companies, such as Education Management, which offer programs for working adults who want to upgrade their skills. Enrollment increased as unemployment rose and the economy remained weak.

LOOKING AHEAD
We are optimistic that one of the most painful bear markets in recent memory is over, but we remain cautious in our outlook for the period ahead. Valuations are no longer cheap. The summer is typically not a strong season for stocks. And potential threats from geopolitical unrest and other non-market-related events still exist. Nonetheless, we believe that investors are optimistic and have already factored an economic recovery into stock prices. We believe stocks can continue to climb if there is clear evidence that the economy is strengthening. The recovery depends on increased corporate spending, which we think will occur as companies start seeing better cash flows and improved earnings.

/s/ Richard J. Johnson

Richard J. Johnson, CFA, is a vice president of Columbia Management Advisors, Inc., the fund's adviser. He has managed various funds for the firm and its predecessors since 1995 and has managed Liberty Tax-Managed Aggressive Growth Fund since March 2002.



 TOP 5 SECTORS as of 4/30/03 (%)

[bar chart data]:

Health care                27.0
Consumer discretionary     17.2
Information technology     15.0
Industrials                13.9
Energy                     11.2

Sector breakdowns are calculated as a percentage of net assets. Since the fund is actively managed, there can be no guarantee the fund will continue to maintain these breakdowns in the future.



-----------
Investing in small- and mid-cap stocks may present special risks, including possible illiquidity and greater price volatility than stocks of larger, more established companies.

The fund's approach offers the potential for long-term growth, but also involves the possibility of losses due to the sensitivity of growth stock prices to changes in current or expected earnings.

Certain active tax-reduction techniques are used only if the fund's advisor believes they will help the fund achieve its investment goals. The fund expects to distribute taxable income and capital gains from time to time. Market conditions may limit the fund's ability to generate tax losses or to avoid dividend income. The ability to use certain tax-management techniques may be curtailed or eliminated in the future by tax legislation, regulations, administrative interpretations or court decisions.

Performance Information - Liberty Tax-Managed Aggressive Growth Fund

VALUE OF A $10,000 INVESTMENT
8/1/00 - 4/30/03


Performance of a $10,000 investment
8/1/00 - 4/30/03 ($)

              without     with
               sales      sales
               charge    charge
-----------------------------------
 Class A        5,539     5,220
-----------------------------------
 Class B        5,427     5,264
-----------------------------------
 Class C        5,427     5,427
-----------------------------------
 Class Z        5,539      n/a
-----------------------------------



[mountain chart data]:


                  Class A shares        Class A shares            S&P MidCap
           without sales charge      with sales charge             400 Index

8/2000                   $10,000               $ 9,425               $10,000
                          11,648                10,978                11,117
                          11,709                11,035                11,041
                          10,664                10,051                10,667
                           8,335                 7,856                 9,862
                           8,914                 8,401                10,616
                           9,500                 8,954                10,853
                           7,723                 7,279                10,233
                           6,757                 6,368                 9,473
                           7,343                 6,921                10,518
                           7,516                 7,083                10,763
                           7,809                 7,360                10,720
                           7,334                 6,912                10,560
                           6,842                 6,448                10,215
                           5,815                 5,480                 8,944
                           6,048                 5,700                 9,339
                           6,557                 6,180                10,034
                           6,877                 6,481                10,553
                           6,825                 6,433                10,498
                           6,575                 6,196                10,511
                           6,963                 6,563                11,262
                           6,877                 6,481                11,209
                           6,756                 6,367                11,020
                           6,342                 5,977                10,213
                           5,660                 5,334                 9,222
                           5,565                 5,245                 9,270
                           5,366                 5,058                 8,522
                           5,556                 5,237                 8,891
                           5,694                 5,366                 9,406
                           5,392                 5,082                 9,020
                           5,358                 5,050                 8,756
                           5,254                 4,952                 8,548
                           5,254                 4,952                 8,620
4/2003                     5,539                 5,220                 9,245



MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT WWW.LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES. Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. The S&P MidCap 400 Index tracks the performance of mid-capitalization US stocks. Unlike the fund, an index is not an investment, does not incur fees or expenses, and is not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index. Index performance is from July 31, 2000.



AVERAGE ANNUAL TOTAL RETURN AS OF 4/30/03 (%)

 Share class                     A                            B                           C                     Z
 Inception date               8/1/00                       8/1/00                      8/1/00                8/1/00
----------------------------------------------------------------------------------------------------------------------
                       without        with         without         with         without        with          without
                        sales         sales         sales          sales         sales         sales          sales
                       charge        charge        charge         charge        charge        charge         charge
----------------------------------------------------------------------------------------------------------------------
6-month (cumulative)    -0.31          -6.00         -0.63          -5.60         -0.63         -1.63         -0.16
----------------------------------------------------------------------------------------------------------------------
1-year                 -19.45         -24.11        -20.08         -24.07        -19.97        -20.77        -19.75
----------------------------------------------------------------------------------------------------------------------
Life                   -19.34         -21.07        -19.94         -20.82        -19.94        -19.94        -19.34
----------------------------------------------------------------------------------------------------------------------




AVERAGE ANNUAL TOTAL RETURN AS OF 3/31/03 (%)

 Share class                     A                            B                           C                     Z
----------------------------------------------------------------------------------------------------------------------
                       without        with         without         with         without        with          without
                        sales         sales         sales          sales         sales         sales          sales
                       charge        charge        charge         charge        charge        charge         charge
----------------------------------------------------------------------------------------------------------------------
6-month (cumulative)    -2.09          -7.73         -2.45          -7.33         -2.61         -3.59         -1.93
----------------------------------------------------------------------------------------------------------------------
1-year                 -24.54         -28.86        -25.09         -28.84        -25.13        -25.87        -24.72
----------------------------------------------------------------------------------------------------------------------
Life                   -21.45         -23.18        -22.03         -22.92        -22.08        -22.08        -21.45
----------------------------------------------------------------------------------------------------------------------



Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The graph and tables do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The "with sales charge" returns include the maximum 5.75% sales charge for class A shares, the appropriate class B contingent deferred sales charge for the holding period after purchase as follows: first year - 5%, second year - 4%, third year - 3%, fourth year - 3%, fifth year - 2%, sixth year - 1%, thereafter - 0% and the class C contingent deferred sales charge of 1% for the first year only.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower. Performance for different share classes varies based on differences in sales charges and fees associated with each class.

Portfolio Managers' Report - Liberty Tax-Managed Growth Funds


LIBERTY TAX-MANAGED GROWTH FUND
TOP 10 HOLDINGS as of 4/30/03 (%)

Microsoft               2.9
Pfizer                  2.8
Comcast, Class A        2.8
Viacom, Class B         2.8
RenaissanceRe Holdings  2.7
Fannie Mae              2.7
Kohl's                  2.6
Cisco Systems           2.6
St. Jude Medical        2.6
PepsiCo                 2.6




LIBERTY TAX-MANAGED GROWTH FUND II
TOP 10 HOLDINGS as of 4/30/03 (%)

Microsoft                  3.0
Comcast, Class A           2.8
Viacom, Class B            2.7
RenaissanceRe Holdings     2.7
Express Scripts, Class A   2.6
Kohl's                     2.6
Fannie Mae                 2.6
Wal-Mart Stores            2.6
PepsiCo                    2.5
St. Jude Medical           2.5

Portfolio holdings are calculated as a percentage of net assets. Since the fund is actively managed, there can be no guarantee the fund will continue to maintain the same portfolio holdings in the future.





For the six-month period ended April 30, 2003, Liberty Tax-Managed Growth Fund class A shares returned 6.81% without sales charge. Liberty Tax-Managed Growth Fund II class A shares returned 6.48% without sales charge. Both funds performed better than their benchmark, the S&P 500 Index, which returned 4.47%. The funds' favorable relative returns were broad-based, reflecting good stock selection by our investment team and a successful blend of quality growth stocks, economically sensitive stocks and selected defensive stocks.

STOCKS RALLY AS INVESTOR SENTIMENT IMPROVES
The stock market rallied from its depressed lows as investor sentiment improved beginning in mid-March. Investor confidence was bolstered by victory in Iraq, better-than-expected first quarter corporate profits and a shift in attitude about the economy. Fears of a double-dip recession were replaced by hopes for a postwar economic recovery.

MEDIA, HEALTH CARE AND TECHNOLOGY
SECTORS PACE GAINS
Investors' expectations for a stronger economy boosted the funds' media and technology holdings. In the media area, particular strength in Comcast and Univision Communications more than offset slight weakness in Viacom.1 A recovery in tech nology stocks and our decision to increase our stake to a level matching that of our benchmark led to gains. Cisco Systems,



--------------
1 Holdings are disclosed as a percentage of net assets as of April 30, 2003, and are subject to change: COMCAST (2.8% in Growth, 2.8% in Growth II), UNIVISION COMMUNICATIONS (2.2% in Growth, 2.3% in Growth II), VIACOM (2.8% in Growth, 2.7% in Growth II), CISCO SYSTEMS (2.6% in Growth, 2.3% in Growth II), TEXAS INSTRUMENTS (1.5% in Growth, 1.5% in Growth II), XILINX (1.9% in Growth, 1.9% in Growth II), VERITAS SOFTWARE (1.2% in Growth, 1.1% in Growth II), MICROCHIP TECHNOLOGY (2.1% in Growth, 1.9% in Growth II), ST. JUDE MEDICAL (2.6% in Growth, 2.5% in Growth II), MEDTRONIC (2.6% in Growth, 2.4% in Growth II), AMGEN (2.1% in Growth, 2.2% in Growth II), ABBOTT LABORATORIES (2.1% in Growth, 1.8% in Growth II), PFIZER (2.8% in Growth, 2.3% in Growth II) and KOHL'S (2.6% in Growth, 2.6% in Growth II).

BOUGHT
--------------------------------------------------------------------------------
ST. JUDE MEDICAL (2.6% of net assets in Growth, 2.5% of net assets in Growth II)

This cardiac device maker's financial performance has improved dramatically with a better flow of new products, particularly in the rapidly growing implantable defibrillator market. The company is likely to experience superior earnings growth after 2003, which is expected to be a transition year for new products.



SOLD
--------------------------------------------------------------------------------
JOHNSON & JOHNSON

A standout performer for many years, the stock was sold. We became concerned that earnings growth could slow beyond 2003 as the result of a sparse new product pipeline and increasing competition for key existing drugs.





Texas Instruments, Xilinx and Veritas Software (a new purchase) did particularly well. Microchip Technology, a semiconductor company, was a disappointing performer, however, as results fell short of expectations. We continue to own the stock because we think the company's long-term business prospects are sound.

Health care stocks were another strong contributor to performance during the last six months. Our strategy of overweighting faster-growing subsectors and underweighting large pharmaceuticals, where growth has slowed, paid off nicely. Gains by health care equipment providers St. Jude Medical--a recent purchase--and Medtronic, as well as biotechnology leader Amgen, more than offset weakness in pharmaceutical holdings such as Abbott, Pfizer and Johnson & Johnson. We sold Johnson & Johnson near the end of the period.

RETAILERS AND DEFENSIVE STOCKS DISAPPOINT
Stocks in other traditional defensive sectors, such as consumer staples and insurance, were weak performers over the last six months as investors became less risk averse. Fortunately, we have been strategically underweight in defensive areas (except insurance) to take advantage of an economic recovery. We continue to own selected high-quality defensive stocks for diversification and as a hedge against persistent economic sluggishness. Kohl's, one of our core growth holdings, faltered in a weak apparel retailing environment. We retained our position because we believe that this will be one of the better growth stories in retailing over the next several years.

EXPECTATIONS FOR A MODEST ECONOMIC RECOVERY
IN SECOND HALF AND BEYOND
Although the economy remains sluggish, we expect a pick up during the second half of 2003 and into 2004. Both monetary and fiscal policy remain supportive of economic growth, with interest rates low and a tax cut likely by mid-year. Energy prices have fallen from their recent highs, and both consumer sentiment and investor psychology have improved. Weak employment and business investment trends are a continuing concern but we think that the economy, profits and the stock market all have the potential to trend upward. The combination of low interest rates, a growing (but not robust) economy, and a higher investor tolerance for risk is an attractive environment for growth stock investors.

/s/ William M. Hughes

/s/ Stephen Berman

William M. Hughes and Stephen Berman are senior equity analysts at Stein Roe Investment Counsel, LLC, the sub-advisor to the funds. They are also members of the investment management team for Liberty Tax-Managed Growth Fund and Liberty Tax-Managed Growth Fund II. No single individual has primary management responsibility over the funds' portfolio securities.



 LIBERTY TAX-MANAGED GROWTH FUND
 TOP 5 SECTORS as of 4/30/03 (%)

[bar chart data]:

Financials                 21.4
Consumer discretionary     17.6
Information technology     16.9
Health care                14.7
Industrials                 9.2


 LIBERTY TAX-MANAGED GROWTH FUND II
 TOP 5 SECTORS as of 4/30/03 (%)

[bar chart data]:

Financials                 20.9
Consumer discretionary     17.8
Information technology     16.3
Health care                14.0
Industrials                 9.7


Sector breakdowns are calculated as a percentage of net assets. Since each fund is actively managed, there can be no guarantee that a fund will continue to maintain these breakdowns in the future.




----------------
The funds' approach offers the potential for long-term growth, but also involves the possibility of losses due to the sensitivity of growth stock prices to changes in current or expected earnings.

Certain active tax-reduction techniques are used only if the funds' advisor believes they will help the funds achieve their investment goals. The funds expect to distribute taxable income and capital gains from time to time. Market conditions may limit the funds' ability to generate tax losses or to avoid dividend income. The ability to use certain tax-management techniques may be curtailed or eliminated in the future by tax legislation, regulations, administrative interpretations or court decisions.

Performance Information - Liberty Tax-Managed Growth Fund


VALUE OF A $10,000 INVESTMENT
12/30/96 - 4/30/03

Performance of a $10,000 investment
12/30/96 - 4/30/03 ($)

              without     with
               sales     sales
               charge    charge
----------------------------------
 Class A       11,518     10,856
----------------------------------
 Class B       10,972     10,972
----------------------------------
 Class C       10,972     10,972
----------------------------------
 Class E       11,458     10,943
----------------------------------
 Class F       10,982     10,982
----------------------------------
 Class Z       11,627       n/a
----------------------------------




[mountain chart data]:


                 Class A shares        Class A shares
           without sales charge     with sales charge       S&P 500 Index

12/1996                 $10,000               $ 9,425             $10,000
                          9,960                 9,387              10,624
                         10,386                 9,789              10,708
                         10,227                 9,639              10,269
                          9,672                 9,116              10,881
                          9,959                 9,387              11,546
                         10,723                10,107              12,060
                         11,239                10,593              13,018
                         12,131                11,434              12,289
                         11,595                10,928              12,962
                         12,349                11,639              12,529
                         11,943                11,256              13,109
                         12,221                11,518              13,334
                         12,389                11,677              13,481
                         12,627                11,901              14,453
                         13,500                12,724              15,193
                         14,086                13,276              15,348
                         14,076                13,267              15,084
                         13,728                12,939              15,696
                         14,036                13,229              15,530
                         13,926                13,126              13,286
                         11,674                11,003              14,137
                         12,429                11,714              15,285
                         13,281                12,518              16,212
                         14,204                13,387              17,145
                         15,048                14,183              17,862
                         15,227                14,351              17,307
                         15,029                14,165              17,999
                         15,743                14,838              18,695
                         16,080                15,155              18,254
                         15,733                14,828              19,264
                         17,002                16,025              18,664
                         16,575                15,622              18,571
                         16,456                15,510              18,062
                         16,148                15,220              19,206
                         17,051                16,071              19,596
                         17,240                16,249              20,748
                         19,275                18,166              19,706
                         18,342                17,287              19,334
                         18,510                17,446              21,225
                         19,532                18,409              20,586
                         18,720                17,643              20,164
                         17,827                16,802              20,660
                         18,709                17,633              20,337
                         18,670                17,596              21,600
                         19,900                18,756              20,460
                         18,907                17,820              20,374
                         18,232                17,184              18,769
                         16,130                15,203              18,860
                         16,319                15,380              19,530
                         17,459                16,456              17,751
                         15,366                14,483              16,627
                         14,166                13,351              17,918
                         15,187                14,314              18,038
                         15,128                14,258              17,599
                         14,821                13,969              17,427
                         14,673                13,829              16,338
                         13,681                12,894              15,019
                         12,183                11,482              15,306
                         12,580                11,857              16,480
                         13,642                12,857              16,625
                         13,691                12,904              16,382
                         13,354                12,586              16,066
                         13,136                12,381              16,670
                         13,672                12,886              15,660
                         12,829                12,091              15,546
                         12,749                12,016              14,439
                         11,608                10,941              13,314
                         10,825                10,202              13,401
                         10,913                10,286              11,945
                          9,892                 9,323              12,995
                         10,785                10,165              13,759
                         11,460                10,801              12,952
                         10,666                10,053              12,614
                         10,527                 9,922              12,424
                         10,478                 9,875              12,545
                         10,617                10,007              13,577
4/2003                   11,518                10,856




MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT WWW.LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES. Past performance does not guarantee future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. The S&P 500 Index tracks the performance of 500 widely held, large-capitalization US stocks. Unlike the fund, indices are not investments, do not incur fees, expenses, or taxes and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index. Index performance is from December 31, 1996.



AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/03 (%)

 Share class                A                 B                 C                 E                  F            Z
 Inception date         12/30/96          12/30/96          12/30/96          12/30/96           12/30/96      1/11/99
-----------------------------------------------------------------------------------------------------------------------
                    without   with    without   with     without   with    without   with    without   with    without
                     sales    sales    sales    sales     sales    sales    sales    sales    sales    sales    sales
                    charge   charge   charge   charge    charge   charge   charge   charge   charge   charge   charge
-----------------------------------------------------------------------------------------------------------------------
6-month (cumulative)   6.81     0.67     6.45     1.45     6.45     5.45      6.75     1.94     6.34     1.34     6.93
-----------------------------------------------------------------------------------------------------------------------
1-year               -10.21   -15.37   -10.95     2.69   -10.88     6.69    -10.33     3.09   -10.94     2.68   -10.12
-----------------------------------------------------------------------------------------------------------------------
5-year                -3.93    -5.07    -4.67    -5.06    -4.66    -4.66     -4.01    -4.89    -4.66    -5.04    -3.75
-----------------------------------------------------------------------------------------------------------------------
Life                   2.26     1.31     1.48     1.48     1.48     1.48      2.17     1.43     1.49     1.49     2.41
-----------------------------------------------------------------------------------------------------------------------



AVERAGE ANNUAL TOTAL RETURNS AS OF 3/31/03 (%)

 Share class                A                 B                 C                 E                  F            Z
-----------------------------------------------------------------------------------------------------------------------
                    without   with    without   with     without   with    without   with    without   with    without
                     sales    sales    sales    sales     sales    sales    sales    sales    sales    sales    sales
                    charge   charge   charge   charge    charge   charge   charge   charge   charge   charge   charge
-----------------------------------------------------------------------------------------------------------------------
6-month (cumulative)   7.32     1.15     6.81     1.81     6.81     5.81      7.25     2.42     6.90     1.90     7.46
-----------------------------------------------------------------------------------------------------------------------
1-year               -22.35   -26.82   -22.96   -26.81   -22.90   -23.67    -22.38   -25.87   -22.87   -26.72   -22.17
-----------------------------------------------------------------------------------------------------------------------
5-year                -5.50    -6.62    -6.23    -6.61    -6.22    -6.22     -5.56    -6.43    -6.19    -6.57    -5.31
-----------------------------------------------------------------------------------------------------------------------
Life                   0.96     0.01     0.19     0.19     0.19     0.19      0.88     0.14     0.22     0.22     1.13
-----------------------------------------------------------------------------------------------------------------------



Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 5.75% sales charge for class A shares, 4.50% for class E shares and the appropriate class B and class F contingent deferred sales charge for the holding period after purchase as follows: first year - 5%, second year - 4%, third year - 3%, fourth year - 3%, fifth year - 2%, sixth year
- 1%, thereafter - 0% and the class C contingent deferred sales charge of 1% for the first year only.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower. Performance for different share classes vary based on differences in sales charges and fees associated with each class.

Class Z share performance information includes returns for the fund's class A shares (as its expense structure more closely resembles that of the newer class) for periods prior to the inception of the newer class of shares. These class A share returns were not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class A and class Z shares. Had the expense differential been reflected, the returns for the periods prior to the inception of the class Z shares would have been higher.

Performance Information - Liberty Tax-Managed Growth Fund II

VALUE OF A $10,000 INVESTMENT
3/7/00 - 4/30/03


Performance of a $10,000 investment
3/7/00 - 4/30/03 ($)

              without     with
               sales      sales
               charge    charge
-----------------------------------
 Class A        6,158      5,804
-----------------------------------
 Class B        6,000      5,828
-----------------------------------
 Class C        6,000      6,000
-----------------------------------
 Class Z        6,200       n/a
-----------------------------------




[mountain chart data]:



                 Class A shares        Class A shares
           without sales charge     with sales charge          S&P 500 Index

3/2000                  $10,000               $ 9,425                $10,000
                         10,450                 9,849                 10,978
                          9,859                 9,292                 10,648
                          9,442                 8,899                 10,429
                          9,866                 9,299                 10,686
                          9,883                 9,315                 10,519
                         10,492                 9,889                 11,172
                         10,017                 9,441                 10,582
                          9,625                 9,072                 10,538
                          8,516                 8,027                  9,708
                          8,666                 8,168                  9,755
                          9,266                 8,733                 10,102
                          8,091                 7,626                  9,181
                          7,499                 7,068                  8,600
                          8,075                 7,610                  9,267
                          8,008                 7,547                  9,330
                          7,832                 7,382                  9,103
                          7,732                 7,287                  9,014
                          7,207                 6,793                  8,450
                          6,457                 6,086                  7,768
                          6,599                 6,219                  7,917
                          7,224                 6,808                  8,524
                          7,307                 6,887                  8,599
                          7,065                 6,659                  8,473
                          6,990                 6,588                  8,310
                          7,307                 6,887                  8,622
                          6,865                 6,471                  8,100
                          6,824                 6,431                  8,041
                          6,257                 5,897                  7,468
                          5,832                 5,497                  6,886
                          5,849                 5,513                  6,931
                          5,308                 5,002                  6,178
                          5,783                 5,450                  6,722
                          6,141                 5,788                  7,117
                          5,700                 5,372                  6,699
                          5,649                 5,325                  6,524
                          5,608                 5,285                  6,426
                          5,691                 5,364                  6,489
4/2003                    6,158                 5,804                  7,023



MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT WWW.LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES. Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. The S&P 500 Index tracks the performance of 500 widely held large-capitalization US stocks. Unlike the fund, indices are not investments, do not incur fees or expenses, and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index. Index performance is from February 29, 2000.


AVERAGE ANNUAL TOTAL RETURN AS OF 4/30/03 (%)

 Share class                     A                            B                           C                     Z
 Inception date               3/7/00                       3/7/00                      3/7/00                3/7/00
----------------------------------------------------------------------------------------------------------------------
                       without        with         without         with         without        with          without
                        sales         sales         sales          sales         sales         sales          sales
                       charge        charge        charge         charge        charge        charge         charge
----------------------------------------------------------------------------------------------------------------------
6-month (cumulative)     6.48           0.41          6.03           1.03          6.19          5.19          6.74
----------------------------------------------------------------------------------------------------------------------
1-year                 -10.32         -15.45        -10.99         -15.44        -11.00        -11.89        -10.04
----------------------------------------------------------------------------------------------------------------------
Life                   -14.27         -15.87        -14.94         -15.76        -14.98        -14.98        -14.09
----------------------------------------------------------------------------------------------------------------------



AVERAGE ANNUAL TOTAL RETURN AS OF 3/31/03 (%)

 Share class                     A                            B                           C                     Z
----------------------------------------------------------------------------------------------------------------------
                       without        with         without         with         without        with          without
                        sales         sales         sales          sales         sales         sales          sales
                       charge        charge        charge         charge        charge        charge         charge
----------------------------------------------------------------------------------------------------------------------
6-month (cumulative)     7.22           1.04          6.89           1.89          6.74          5.74          7.34
----------------------------------------------------------------------------------------------------------------------
1-year                 -22.12         -26.64        -22.71         -26.58        -22.76        -23.54        -22.02
----------------------------------------------------------------------------------------------------------------------
Life                   -16.79         -18.38        -17.43         -18.25        -17.51        -17.51        -16.63
----------------------------------------------------------------------------------------------------------------------




Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 5.75% sales charge for class A shares, the appropriate class B contingent deferred sales charge for the holding period after purchase as follows: first year - 5%, second year - 4%, third year - 3%, fourth year - 3%, fifth year - 2%, sixth year -1%, thereafter - 0% and the class C contingent deferred sales charge of 1% for the first year only.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower. Performance for different share classes varies based on differences in sales charges and fees associated with each class.

Portfolio Manager's Report - Liberty Tax-Managed Value Fund

TOP 10 EQUITY HOLDINGS as of 4/30/03 (%)

Citigroup                          5.4
Berkshire Hathaway, Class A        4.1
American International Group       3.1
Verizon Communications             3.1
SBC Communications                 3.0
Merck & Co.                        3.0
Aetna                              3.0
JP Morgan Chase                    2.8
McDonald's                         2.8
BellSouth                          2.7

Portfolio holdings are calculated as a percentage of net assets. Since the fund is actively managed, there can be no guarantee the fund will continue to maintain the same portfolio holdings in the future.





BOUGHT
--------------------------------------------------------------------------------
TXU (1.0% of net assets)

The collapse of Enron and ongoing concerns over industry deregulation made utility stocks attractive. During the period, we found opportunities in several companies including TXU. We believe these companies should benefit from their strong cash flows and levels of debt.



SOLD
--------------------------------------------------------------------------------
DEUTSCHE TELEKOM AG AND NIPPON TELEGRAPH
& TELEPHONE CORP.

We eliminated these two foreign telecommunications firms from the portfolio during the period. Their weak balance sheets made them unattractive in this highly competitive industry.






For the six-month period that ended April 30, 2003, class A shares of Liberty Tax-Managed Value Fund returned 0.11% without sales charge. The fund did not keep pace with the S&P 500 Index, which returned 4.47%, or the S&P 500/Barra Value Index, which returned 5.36% during the same period. The fund also trailed the Lipper Multi-Cap Value Category average, which returned 5.40%.1 Overweights in the consumer staples and telecommunications groups, as well as weak stock selection in the same areas, hurt the fund's relative performance.

During the period, large-cap value stocks edged out their growth counterparts, while the reverse was true with small- and mid-cap stocks. Within the value universe, the best performers were companies with strong credit and earnings quality. In this environment, investments in companies with earnings that fell behind market expectations suffered disproportionately.

CONSUMER STAPLES AND TELECOMMUNICATIONS
STOCKS HURT PERFORMANCE MOST
Three sizable holdings in the consumer staples group--ConAgra Foods, Sara Lee Corp. and Safeway--were hit particularly hard by poor earnings results.2 We reduced our holding in Sara Lee. An overweight in the lagging telecommunications group further reduced the fund's returns. During the period we eliminated two particularly poor performers, Deutsche Telekom AG and Nippon Telegraph & Telephone Corp. We also sold AT&T, whose earnings continued to deteri orate. Several holdings in the consumer discretionary area





-----------
1 Lipper Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as those of the fund.

2 Holdings are disclosed as of April 30, 2003 as a percentage of net assets and are subject to change: ConAgra Foods (2.6%), Safeway (1.9%), Office Depot (2.4%), McDonald's Corp. (2.8%), AOL TimeWarner (1.1%), Interpublic Group of Companies (1.1%), Merck & Co. (3.0%), Aetna (3.0%), TXU Corp. (1.0%), American Electric Power (1.2%), Consolidated Edison (0.9%), Exxon Mobil (2.0%), ConocoPhillips (2.5%), Baker Hughes (1.0%) and Sara Lee Corp. (1.9%).

also turned in disappointing performances. Some stocks, such as Office Depot, were hurt by the slowdown in consumer and business spending. Other investments are turnaround situations that have yet to fulfill their potential. These include holdings such as McDonald's Corp., AOL Time Warner and Interpublic Group of Companies.

BOOST FROM HEALTH CARE AND UTILITY STOCKS

A sizable weighting in health care helped to offset these negatives. Many health care stocks posted good returns during a period when industry profit margins were improving. Among the fund's better performers were Merck & Co., which benefited from an attractive stock price, and Aetna, which did well as business turned around and earnings estimates increased. Boosting the fund's utility position from a sizable underweight to an overweight also made a positive contribution to performance. During the period, we initiated investments in TXU Corp., American Electric Power and Consolidated Edison. The addition of utility stocks also increased the fund's dividend yield.

We made significant additions to the fund's energy position, as expectations that the price of oil would decline following a war with Iraq brought prices down on energy stocks. Energy stock prices became attractive in light of the collapse of Enron and ongoing concerns over industry deregulation. Our focus was on companies with strong cash flows and reasonable levels of debt. We initiated a position in Exxon Mobil and Baker Hughes, and increased our investment in ConocoPhillips.

CONTINUED EMPHASIS ON INDIVIDUAL STOCKS

In the months ahead we expect stock investors to become more focused on the earnings performance and business outlooks of individual companies rather than the relative prospects of different industry sectors. This emphasis on company fundamentals has the potential to benefit the fund's value-oriented holdings as we continue to emphasize companies whose current stock prices relative to their earnings outlooks and business prospects make them attractive.

/s/ Scott L. Davis

/s/ Gregory M. Miller

Scott L. Davis, a vice president of Columbia Management Advisors, Inc., (Columbia Management) has co-managed the Liberty Tax-Managed Value Fund since November 2001. Gregory M. Miller, a senior vice president of Columbia Management, has co-managed the fund since April 2003. Both have managed investment portfolios for Columbia Management, and its predecessors, since 1985. Before April 29, 2003, Scott Schermerhorn was the fund's manager. The fund also is managed by a team of investment professionals assigned to it by Columbia Management.


 TOP 5 SECTORS as of 4/30/03 (%)

[bar chart data]:

Financials                          22.2
Energy                              13.0
Consumer staples                    10.3
Consumer discretionary              10.2
Telecommunication services           8.7


Sector breakdowns are calculated as a percentage of net assets. Since the fund is actively managed, there can be no guarantee the fund will continue to maintain these breakdowns in the future.



-------------
Value stocks are securities of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor. If the advisor's assessment of a company's prospects is wrong, the price of its stock may not approach the value the advisor has placed on it.

Certain active tax-reduction techniques are used only if the fund's advisor believes they will help the fund achieve its investment goals. The fund expects to distribute taxable income and capital gains from time to time. Market conditions may limit the fund's ability to generate tax losses or to avoid dividend income. The ability to use certain tax-management techniques may be curtailed or eliminated in the future by tax legislation, regulations, administrative interpretations or court decisions.

Performance Information - Liberty Tax-Managed Value Fund

VALUE OF A $10,000 INVESTMENT
6/1/99 - 4/30/03


Value of a $10,000 investment
6/1/99 - 4/30/03 ($)

              without     with
               sales      sales
               charge    charge
-----------------------------------
 Class A        7,417     6,990
-----------------------------------
 Class B        7,217     7,000
-----------------------------------
 Class C        7,217     7,217
-----------------------------------
 Class Z        7,492      n/a
-----------------------------------



[mountain chart data]:

                           Class A shares             Class A shares                               S&P 500/Barra
                     without sales charge          with sales charge          S&P 500 Index          Value Index

6/1999                            $10,000                    $ 9,425                $10,000              $10,000
                                   10,200                      9,614                 10,553               10,384
                                    9,733                      9,173                 10,225               10,065
                                    9,358                      8,820                 10,174                9,811
                                    8,641                      8,144                  9,895                9,427
                                    8,866                      8,356                 10,521                9,960
                                    8,799                      8,294                 10,735                9,901
                                    8,749                      8,246                 11,366               10,273
                                    8,357                      7,877                 10,796                9,946
                                    7,741                      7,295                 10,592                9,325
                                    8,624                      8,128                 11,627               10,297
                                    8,774                      8,269                 11,277               10,228
                                    9,215                      8,685                 11,046               10,260
                                    8,724                      8,222                 11,318                9,855
                                    8,607                      8,112                 11,141               10,052
                                    9,090                      8,567                 11,833               10,726
                                    9,124                      8,599                 11,208               10,724
                                    9,507                      8,960                 11,161               10,925
                                    9,440                      8,897                 10,282               10,365
                                    9,982                      9,408                 10,332               10,899
                                    9,940                      9,369                 10,699               11,359
                                    9,906                      9,337                  9,724               10,606
                                    9,565                      9,015                  9,109               10,187
                                    9,698                      9,140                  9,816               10,878
                                    9,881                      9,313                  9,881               10,992
                                    9,614                      9,061                  9,641               10,636
                                    9,864                      9,297                  9,547               10,452
                                    9,814                      9,249                  8,950                9,848
                                    9,447                      8,903                  8,228                8,912
                                    9,497                      8,951                  8,385                8,912
                                    9,863                      9,296                  9,028                9,478
                                    9,938                      9,367                  9,108                9,622
                                    9,722                      9,163                  8,975                9,359
                                    9,596                      9,044                  8,801                9,275
                                   10,088                      9,508                  9,132                9,750
                                    9,655                      9,100                  8,579                9,262
                                    9,621                      9,068                  8,516                9,299
                                    8,530                      8,039                  7,910                8,712
                                    7,822                      7,372                  7,294                7,770
                                    7,897                      7,443                  7,341                7,824
                                    6,780                      6,391                  6,544                6,930
                                    7,405                      6,979                  7,119                7,505
                                    7,997                      7,537                  7,538                8,032
                                    7,630                      7,192                  7,095                7,615
                                    7,347                      6,925                  6,910                7,406
                                    6,923                      6,525                  6,806                7,205
                                    6,898                      6,501                  6,872                7,195
4/2003                              7,417                      6,990                  7,438                7,907


MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT WWW.LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES. Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. The S&P 500 Index tracks the performance of 500 widely held large-capitalization US stocks. The S&P 500/Barra Value Index is constructed by dividing the stocks in the S&P 500 Index by a single attribute: price-to-book ratio. The value index contains firms with lower price-to-book ratios. Unlike the fund, indices are not investments, do not incur fees, expenses or taxes, and are not professionally managed. Securities in the fund may not match those in an index. Index performance is from May 31, 1999. It is not possible to invest directly in an index.





AVERAGE ANNUAL TOTAL RETURN AS OF 4/30/03 (%)

 Share class                     A                            B                           C                     Z
 Inception date               6/1/99                       6/1/99                      6/1/99                6/1/99
----------------------------------------------------------------------------------------------------------------------
                       without        with         without         with         without        with          without
                        sales         sales         sales          sales         sales         sales          sales
                       charge        charge        charge         charge        charge        charge         charge
----------------------------------------------------------------------------------------------------------------------
6-month (cumulative)     0.11         -5.64         -0.23          -5.22         -0.23         -1.23           0.33
----------------------------------------------------------------------------------------------------------------------
1-year                 -23.21        -27.63        -23.77         -27.58        -23.77        -24.53         -22.96
----------------------------------------------------------------------------------------------------------------------
Life                    -7.35         -8.74         -7.99          -8.71         -7.99         -7.99          -7.11
----------------------------------------------------------------------------------------------------------------------




AVERAGE ANNUAL TOTAL RETURN AS OF 3/31/03 (%)

 Share class                     A                            B                           C                     Z
----------------------------------------------------------------------------------------------------------------------
                       without        with         without         with         without        with          without
                        sales         sales         sales          sales         sales         sales          sales
                       charge        charge        charge         charge        charge        charge         charge
----------------------------------------------------------------------------------------------------------------------
6-month (cumulative)     1.72         -4.13          1.51          -3.49          1.51          0.51           2.07
----------------------------------------------------------------------------------------------------------------------
1-year                 -31.63        -35.56        -32.01         -35.41        -32.01        -32.69         -31.28
----------------------------------------------------------------------------------------------------------------------
Life                    -9.23        -10.62         -9.83         -10.55         -9.83         -9.83          -8.97
----------------------------------------------------------------------------------------------------------------------




Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 5.75% sales charge for class A shares, the appropriate class B contingent deferred sales charge (CDSC) maximum charge for the holding period after purchase as follows: first year - 5%, second year - 4%, third year - 3%, fourth year - 3%, fifth year - 2%, sixth year - 1%, thereafter
- 0% and the class C contingent deferred sales charge of 1% for the first year only.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower. Performance for different share classes varies based on differences in sales charges and fees associated with each class.

Investment Portfolio -- LTMAGF

April 30, 2003 (Unaudited)



COMMON STOCKS - 90.7%               SHARES        VALUE
-------------------------------------------------------
CONSUMER DISCRETIONARY - 17.2%
AUTO COMPONENTS - 0.8%
Gentex Corp. (a)                     2,900    $  87,580
                                             ----------
HOTELS, RESTAURANTS & LEISURE - 4.1%
Brinker International, Inc. (a)      5,200      165,100
California Pizza Kitchen, Inc. (a)   3,800       76,608
Darden Restaurants, Inc.             8,000      140,080
Starwood Hotels & Resorts
   Worldwide, Inc.                   3,400       91,256
                                             ----------
                                                473,044
                                             ----------
INTERNET & CATALOG RETAIL - 0.5%
USA Interactive (a)                  2,000       59,900
                                             ----------
MEDIA - 5.6%
Cox Radio, Inc., Class A (a)         9,700      221,257
Knight-Ridder, Inc.                  1,800      116,190
Radio One, Inc., Class D (a)         5,800       88,740
Univision Communications,
   Inc., Class A (a)                 1,900       57,532
Westwood One, Inc. (a)               4,400      153,560
                                             ----------
                                                637,279
                                             ----------
MULTI-LINE RETAIL - 1.8%
Dollar Tree Stores, Inc. (a)         3,200       81,440
Family Dollar Stores, Inc.           3,500      119,665
                                             ----------
                                                201,105
                                             ----------
SPECIALTY RETAIL - 4.4%
Bed Bath & Beyond, Inc. (a)          4,700      185,697
CDW Computer Centers, Inc. (a)       2,700      115,128
Williams-Sonoma, Inc. (a)            7,800      201,864
                                             ----------
                                                502,689
                                             ----------

-------------------------------------------------------
ENERGY - 11.2%
ENERGY EQUIPMENT & SERVICES - 5.7%
BJ Services Co. (a)                  6,200      226,362
Nabors Industries Ltd. (a)           2,300       90,160
National-Oilwell, Inc. (a)           5,200      109,148
Noble Corp. (a)                      3,300      102,135
Patterson-UTI Energy, Inc. (a)       3,600      119,124
                                             ----------
                                                646,929
                                             ----------
OIL & GAS - 5.5%
Apache Corp.                         3,020      172,895
Pogo Producing Co.                   5,800      229,680
Valero Energy Corp.                  3,900      143,325
XTO Energy, Inc.                     4,200       81,900
                                             ----------
                                                627,800
                                             ----------

-------------------------------------------------------
FINANCIALS - 6.4%
DIVERSIFIED FINANCIALS - 1.1%
Legg Mason, Inc.                     1,100       59,730
Moody's Corp.                        1,400       67,606
                                             ----------
                                                127,336
                                             ----------





                                    SHARES        VALUE
-------------------------------------------------------
INSURANCE - 5.3%
Ambac Financial Group, Inc.          5,900   $  344,265
Arthur J. Gallagher & Co.            3,500       87,465
StanCorp Financial Group, Inc.       3,200      171,840
                                             ----------
                                                603,570
                                             ----------

-------------------------------------------------------
HEALTH CARE - 27.0%
BIOTECHNOLOGY - 3.0%
Biogen, Inc. (a)                     2,300       87,377
Gilead Sciences, Inc. (a)            4,300      198,402
MedImmune, Inc. (a)                  1,700       59,959
                                             ----------
                                                345,738
                                             ----------
HEALTH CARE EQUIPMENT & SUPPLIES - 4.5%
Biomet, Inc.                         2,700       82,242
Boston Scientific Corp. (a)          4,700      202,335
Hillenbrand Industries, Inc.         2,300      114,770
Varian Medical Systems, Inc. (a)     2,160      116,338
                                             ----------
                                                515,685
                                             ----------
HEALTH CARE PROVIDERS & SERVICES - 13.7%
AmerisourceBergen Corp.              6,000      347,100
Anthem, Inc. (a)                     1,700      116,688
Caremark Rx, Inc. (a)               22,200      442,002
Community Health
   Systems, Inc. (a)                 4,900       93,100
Davita, Inc. (a)                     3,600       74,232
HCA, Inc.                            2,700       86,670
Laboratory Corporation
   of America Holdings (a)           3,500      103,110
Lincare Holdings, Inc. (a)           2,700       81,999
UnitedHealth Group, Inc.             2,300      211,899
                                             ----------
                                              1,556,800
                                             ----------
PHARMACEUTICALS - 5.8%
Andrx Corp. (a)                      7,900      127,506
Barr Laboratories, Inc. (a)          4,350      241,860
Biovail Corp. (a)                    2,400       86,760
Millennium Pharmaceuticals, Inc. (a) 8,300       91,300
Teva Pharmaceutical
   Industries Ltd., ADR              2,400      112,080
                                             ----------
                                                659,506
                                             ----------

-------------------------------------------------------
INDUSTRIALS - 13.9%
AEROSPACE & DEFENSE - 1.1%
Raytheon Co.                         4,000      119,720
                                             ----------
COMMERCIAL SERVICES & SUPPLIES - 10.4%
BISYS Group, Inc. (a)               11,500      194,120
Corporate Executive Board Co. (a)    5,600      229,544
Education Management Corp. (a)       9,300      454,026
Robert Half International, Inc. (a)  8,500      138,380
Weight Watchers
   International, Inc. (a)           3,500      164,430
                                             ----------
                                              1,180,500
                                             ----------



See notes to investment portfolio.

April 30, 2003 (Unaudited)



COMMON STOCKS (CONTINUED)           SHARES        VALUE
-------------------------------------------------------
INDUSTRIALS (CONTINUED)
ELECTRICAL EQUIPMENT - 0.5%
American Power
   Conversion Corp. (a)              3,800   $   59,204
                                             ----------
TRADING COMPANIES & DISTRIBUTORS - 1.9%
Fastenal Co.                         1,900       65,721
Grainger (W.W.), Inc.                3,300      152,295
                                             ----------
                                                218,016
                                             ----------

-------------------------------------------------------
INFORMATION TECHNOLOGY - 15.0%
COMMUNICATIONS EQUIPMENT - 1.0%
Scientific-Atlanta, Inc.             7,100      115,375
                                             ----------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.1%
Jabil Circuit, Inc. (a)              9,100      170,170
Symbol Technologies, Inc.            6,100       66,673
                                             ----------
                                                236,843
                                             ----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS - 3.1%
Microchip Technology, Inc.           8,700      180,873
National Semiconductor Corp. (a)     3,100       58,063
Novellus Systems, Inc. (a)           4,100      114,964
                                             ----------
                                                353,900
                                             ----------
SOFTWARE - 8.8%
Amdocs Ltd. (a)                      6,400      113,024
BMC Software, Inc. (a)               5,800       86,536
Electronic Arts, Inc. (a)            2,400      142,248
Intuit, Inc. (a)                     3,000      116,340
Mercury Interactive Corp. (a)        4,100      139,154
Network Associates, Inc. (a)         5,000       57,150
Siebel Systems, Inc. (a)             7,100       61,557
Symantec Corp. (a)                   3,700      162,615
VERITAS Software Corp. (a)           5,900      129,859
                                             ----------
                                              1,008,483
                                             ----------
TOTAL COMMON STOCKS
   (Cost of $9,688,785)                      10,337,002
                                             ----------




SHORT-TERM OBLIGATION - 6.7%          PAR         VALUE
-------------------------------------------------------
Repurchase agreement with
   State Street Bank & Trust
   Co., dated 04/30/03, due
   05/01/03 at 1.230%
   collateralized by a U.S.
   Treasury Note maturing
   05/15/08, market value
   $786,894 (repurchase
   proceeds $767,026)
   (Cost of $767,000)           $  767,000   $  767,000
                                             ----------
TOTAL INVESTMENTS - 97.4%
   (Cost of $10,455,785)(b)                  11,104,002
                                             ----------

OTHER ASSETS & LIABILITIES, NET - 2.6%          295,807
-------------------------------------------------------
NET ASSETS - 100.0%                         $11,399,809
                                            ===========


NOTES TO INVESTMENT PORTFOLIO:
(a) Non-income producing.
(b) Cost for both financial statement and federal income tax purposes is the same.

      ACRONYM             NAME
      -------  ---------------------------
        ADR    American Depositary Receipt




See notes to financial statements.

Investment Portfolio -- LTMGF


April 30, 2003 (Unaudited)


COMMON STOCKS - 96.8%              SHARES         VALUE
-------------------------------------------------------
CONSUMER DISCRETIONARY - 17.6%
INTERNET & CATALOG RETAIL - 1.3%
eBay, Inc. (a)                      43,000  $ 3,989,110
                                            -----------
MEDIA - 9.9%
Comcast Corp., Class A (a)         294,300    8,846,658
Fox Entertainment
   Group, Inc., Class A (a)        251,700    6,393,180
Univision Communications,
   Inc., Class A (a)               230,000    6,964,400
Viacom, Inc., Class B (a)          198,872    8,633,034
                                            -----------
                                             30,837,272
                                            -----------
MULTI-LINE RETAIL - 5.0%
Kohl's Corp. (a)                   145,000    8,236,000
Wal-Mart Stores, Inc.              132,800    7,479,296
                                            -----------
                                             15,715,296
                                            -----------
SPECIALTY RETAIL - 1.4%
Lowe's Companies, Inc.             103,000    4,520,670
                                            -----------

-------------------------------------------------------
CONSUMER STAPLES - 7.3%
BEVERAGES - 2.6%
PepsiCo, Inc.                      186,800    8,084,704
                                            -----------
FOOD & DRUG RETAILING - 2.4%
Walgreen Co.                       250,000    7,715,000
                                            -----------
HOUSEHOLD PRODUCTS - 2.3%
Procter & Gamble Co.                79,000    7,098,150
                                            -----------

-------------------------------------------------------
ENERGY - 4.6%
ENERGY EQUIPMENT & SERVICES - 2.2%
Nabors Industries Ltd. (a)         175,000    6,860,000
                                            -----------
OIL & GAS - 2.4%
Exxon Mobil Corp.                  211,000    7,427,200
                                            -----------

-------------------------------------------------------
FINANCIALS - 21.4%
BANKS - 2.1%
Bank of America Corp.               86,300    6,390,515
                                            -----------
DIVERSIFIED FINANCIALS - 9.7%
Citigroup, Inc.                    181,155    7,110,334
Fannie Mae                         116,200    8,411,718
Lehman Brothers Holdings, Inc.     116,275    7,321,837
Merrill Lynch & Co., Inc.          185,530    7,616,006
                                            -----------
                                             30,459,895
                                            -----------
INSURANCE - 9.6%
American International Group, Inc. 121,854    7,061,439
Chubb Corp.                         97,400    5,151,486
PMI Group, Inc.                     55,000    1,695,100
RenaissanceRe Holdings Ltd.        189,980    8,414,214
XL Capital Ltd., Class A            94,810    7,802,863
                                            -----------
                                             30,125,102
                                            -----------
-------------------------------------------------------




                                    SHARES        VALUE
-------------------------------------------------------
HEALTH CARE - 14.7%
BIOTECHNOLOGY - 2.1%
Amgen, Inc. (a)                    105,200  $ 6,449,812
                                            -----------
HEALTH CARE EQUIPMENT & SUPPLIES - 5.2%
Medtronic, Inc.                    168,500    8,044,190
St. Jude Medical, Inc. (a)         155,000    8,131,300
                                            -----------
                                             16,175,490
                                            -----------
HEALTH CARE PROVIDERS & SERVICE - 2.5%
Express Scripts, Inc., Class A (a) 135,000    7,959,600
                                            -----------
PHARMACEUTICALS - 4.9%
Abbott Laboratories                161,417    6,558,373
Pfizer, Inc.                       288,250    8,863,688
                                            -----------
                                             15,422,061
                                            -----------

-------------------------------------------------------
INDUSTRIALS - 9.2%
ELECTRICAL EQUIPMENT - 2.1%
Emerson Electric Co.               128,300    6,504,810
                                            -----------
INDUSTRIAL CONGLOMERATES - 1.7%
General Electric Co.               180,910    5,327,799
                                            -----------
MACHINERY - 5.4%
Deere & Co.                        123,000    5,415,690
Illinois Tool Works, Inc.           72,000    4,606,560
Navistar International Corp. (a)   250,200    6,980,580
                                            -----------
                                             17,002,830
                                            -----------

-------------------------------------------------------
INFORMATION TECHNOLOGY - 16.9%
COMMUNICATIONS EQUIPMENT - 2.6%
Cisco Systems, Inc. (a)            544,700    8,192,288
                                            -----------
COMPUTERS & PERIPHERALS - 3.1%
Hewlett-Packard Co.                255,000    4,156,500
Lexmark International, Inc. (a)     75,000    5,588,250
                                            -----------
                                              9,744,750
                                            -----------
IT CONSULTING & SERVICES - 1.6%
Affiliated Computer Services,
   Inc., Class A (a)               100,000    4,770,000
                                            -----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS - 5.5%
Microchip Technology, Inc.         311,000    6,465,690
Texas Instruments, Inc.            250,000    4,622,500
Xilinx, Inc. (a)                   225,000    6,090,750
                                            -----------
                                             17,178,940
                                            -----------
SOFTWARE - 4.1%
Microsoft Corp.                    359,400    9,189,858
VERITAS Software Corp. (a)         165,000    3,631,650
                                            -----------
                                             12,821,508
                                            -----------
-------------------------------------------------------



See notes to investment portfolio.

April 30, 2003 (Unaudited)



COMMON STOCKS (CONTINUED)           SHARES        VALUE
-------------------------------------------------------
MATERIALS - 5.1%
CHEMICALS - 1.6%
DuPont (E.I.) de Nemours & Co.     115,600  $ 4,916,468
                                            -----------
METALS & MINING - 1.6%
Phelps Dodge Corp. (a)             166,000    5,177,540
                                            -----------
PAPER & FOREST PRODUCTS - 1.9%
International Paper Co.            162,500    5,809,375
                                            -----------
TOTAL COMMON STOCKS
   (Cost of $281,247,455)                   302,676,185
                                            -----------

SHORT-TERM OBLIGATION - 3.3%          PAR
-------------------------------------------------------
Repurchase agreement with
   State Street Bank & Trust
   Co., dated 04/30/03, due
   05/01/03 at 1.230%
   collateralized by a U.S.
   Treasury Bond maturing
   11/15/21, market value
   $10,523,881 (repurchase
   proceeds $10,316,352)
   (Cost of $10,316,000)      $ 10,316,000   10,316,000
                                            -----------

TOTAL INVESTMENTS - 100.1%
   (Cost of $291,563,455)(b)                312,992,185
                                            -----------

OTHER ASSETS & LIABILITIES, NET - (0.1)%       (449,273)
-------------------------------------------------------
NET ASSETS - 100.0%                        $312,542,912
                                           ============


NOTES TO INVESTMENT PORTFOLIO:
(a) Non-income producing.
(b) Cost for both financial statement and federal income tax purposes is the same.






See notes to financial statements.

Investment Portfolio -- LTMGF II

April 30, 2003 (Unaudited)



COMMON STOCKS - 95.5%               SHARES        VALUE
-------------------------------------------------------
CONSUMER DISCRETIONARY - 17.8%
INTERNET & CATALOG RETAIL - 1.3%
eBay, Inc. (a)                       6,000   $  556,620
                                            -----------
MEDIA - 9.9%
Comcast Corp., Class A (a)          40,900    1,229,454
Fox Entertainment Group,
   Inc., Class A (a)                37,100      942,340
Univision Communications,
   Inc., Class A (a)                33,030    1,000,148
Viacom, Inc., Class B (a)           26,800    1,163,388
                                            -----------
                                              4,335,330
                                            -----------
MULTI-LINE RETAIL - 5.2%
Kohl's Corp. (a)                    20,000    1,136,000
Wal-Mart Stores, Inc.               19,970    1,124,710
                                            -----------
                                              2,260,710
                                            -----------
SPECIALTY RETAIL - 1.4%
Lowe's Companies, Inc.              13,800      605,682
                                            -----------

-------------------------------------------------------
CONSUMER STAPLES - 7.2%
BEVERAGES - 2.5%
PepsiCo, Inc.                       25,500    1,103,640
                                            -----------
FOOD & DRUG RETAILING - 2.5%
Walgreen Co.                        35,000    1,080,100
                                            -----------
HOUSEHOLD PRODUCTS - 2.2%
Procter & Gamble Co.                10,600      952,410
                                            -----------

-------------------------------------------------------
ENERGY - 4.5%
ENERGY EQUIPMENT & SERVICES - 2.1%
Nabors Industries Ltd. (a)          23,700      929,040
                                            -----------
OIL & GAS - 2.4%
Exxon Mobil Corp.                   30,000    1,056,000
                                            -----------

-------------------------------------------------------
FINANCIALS - 20.9%
BANKS - 2.1%
Bank of America Corp.               12,100      896,005
                                            -----------
DIVERSIFIED FINANCIALS - 9.2%
Citigroup, Inc.                     24,795      973,204
Fannie Mae                          15,585    1,128,198
Lehman Brothers Holdings, Inc.      13,625      857,966
Merrill Lynch & Co., Inc.           25,900    1,063,195
                                            -----------
                                              4,022,563
                                            -----------
INSURANCE - 9.6%
American International Group, Inc.  17,463    1,011,981
Chubb Corp.                         14,500      766,905
PMI Group, Inc.                      7,500      231,150
RenaissanceRe Holdings Ltd.         26,200    1,160,398
XL Capital Ltd., Class A            12,400    1,020,520
                                            -----------
                                              4,190,954
                                            -----------

-------------------------------------------------------


                                    SHARES        VALUE
-------------------------------------------------------
HEALTH CARE - 14.0%
BIOTECHNOLOGY - 2.2%
Amgen, Inc. (a)                     16,000   $  980,960
                                            -----------
HEALTH CARE EQUIPMENT & SUPPLIES - 5.0%
Medtronic, Inc.                     22,400    1,069,376
St. Jude Medical, Inc. (a)          21,000    1,101,660
                                            -----------
                                              2,171,036
                                            -----------
HEALTH CARE PROVIDERS & SERVICES - 2.6%
Express Scripts, Inc., Class A (a)  19,300    1,137,928
                                            -----------
PHARMACEUTICALS - 4.2%
Abbott Laboratories                 19,800      804,474
Pfizer, Inc.                        33,287    1,023,575
                                            -----------
                                              1,828,049
                                            -----------

-------------------------------------------------------
INDUSTRIALS - 9.7%
ELECTRICAL EQUIPMENT - 2.0%
Emerson Electric Co.                17,700      897,390
                                            -----------
INDUSTRIAL CONGLOMERATES - 2.3%
General Electric Co.                33,355      982,305
                                            -----------
MACHINERY - 5.4%
Deere & Co.                         17,500      770,525
Illinois Tool Works, Inc.           10,000      639,800
Navistar International Corp. (a)    33,541      935,794
                                            -----------
                                              2,346,119
                                            -----------

-------------------------------------------------------
INFORMATION TECHNOLOGY - 16.3%
COMMUNICATIONS EQUIPMENT - 2.3%
Cisco Systems, Inc. (a)             68,495    1,030,165
                                            -----------
COMPUTERS & PERIPHERALS - 3.1%
Hewlett-Packard Co.                 34,000      554,200
Lexmark International, Inc. (a)     10,500      782,355
                                            -----------
                                              1,336,555
                                            -----------
IT CONSULTING & SERVICES - 1.5%
Affiliated Computer Services,
   Inc., Class A (a)                14,000      667,800
                                            -----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS - 5.3%
Microchip Technology, Inc.          39,700      825,363
Texas Instruments, Inc.             36,000      665,640
Xilinx, Inc. (a)                    31,000      839,170
                                            -----------
                                              2,330,173
                                            -----------
SOFTWARE - 4.1%
Microsoft Corp.                     50,500    1,291,285
VERITAS Software Corp. (a)          22,000      484,221
                                            -----------
                                              1,775,506
                                            -----------
-------------------------------------------------------





See notes to investment portfolio.

April 30, 2003 (Unaudited)



COMMON STOCKS (CONTINUED)           SHARES        VALUE
-------------------------------------------------------
MATERIALS - 5.1%
CHEMICALS - 1.6%
DuPont (E.I.) de Nemours & Co.      16,000   $  680,480
                                            -----------
METALS & MINING - 1.7%
Phelps Dodge Corp. (a)              23,500      732,965
                                            -----------
PAPER & FOREST PRODUCTS - 1.8%
International Paper Co.             22,500      804,375
                                            -----------
TOTAL COMMON STOCKS
   (Cost of $42,156,785)                     41,690,860
                                            -----------

SHORT-TERM OBLIGATION - 4.6%          PAR
-------------------------------------------------------
Repurchase agreement with
   State Street Bank & Trust
   Co., dated 04/30/03, due
   05/01/03 at 1.230%
   collateralized by a U.S.
   Treasury Bond maturing
   11/15/21, market value
   $2,049,087 (repurchase
   proceeds $2,003,068)
   (Cost of $2,003,000)         $2,003,000    2,003,000
                                            -----------

TOTAL INVESTMENTS - 100.1%
   (Cost of $44,159,785)(b)                  43,693,860
                                            -----------

OTHER ASSETS & LIABILITIES, NET - (0.1)%        (37,536)
-------------------------------------------------------
NET ASSETS - 100.0%                         $43,656,324
                                            ===========


NOTES TO INVESTMENT PORTFOLIO:
(a) Non-income producing.
(b) Cost for both financial statement and federal income tax purposes is the same.




See notes to financial statements.

Investment Portfolio -- LTMVF

April 30, 2003 (Unaudited)



COMMON STOCKS - 95.1%               SHARES        VALUE
-------------------------------------------------------
CONSUMER DISCRETIONARY - 10.2%
AUTO COMPONENTS - 1.7%
Delphi Corp.                       165,900  $ 1,393,560
                                            -----------
HOTELS, RESTAURANTS & LEISURE - 2.8%
McDonald's Corp.                   132,200    2,260,620
                                            -----------
HOUSEHOLD DURABLES - 1.0%
Matsushita Electric
   Industrial Co., Ltd.            101,000      801,940
                                            -----------
MEDIA - 2.3%
AOL Time Warner, Inc. (a)           66,400      908,352
Interpublic Group of
   Companies, Inc.                  80,700      919,980
                                            -----------
                                              1,828,332
                                            -----------
SPECIALTY RETAIL - 2.4%
Office Depot, Inc. (a)             150,900    1,910,394
                                            -----------

-------------------------------------------------------
CONSUMER STAPLES - 10.3%
BEVERAGES - 1.2%
Coca-Cola Co.                       22,900      925,160
                                            -----------
FOOD & DRUG RETAILING - 1.9%
Safeway, Inc. (a)                   93,400    1,552,308
                                            -----------
FOOD PRODUCTS - 6.4%
Archer-Daniels-Midland Co.          43,700      484,196
ConAgra Foods, Inc.                100,600    2,112,600
Kraft Foods, Inc., Class A          33,900    1,047,510
Sara Lee Corp.                      89,900    1,508,522
                                            -----------
                                              5,152,828
                                            -----------
TOBACCO - 0.8%
Altria Group, Inc.                  19,400      596,744
                                            -----------

-------------------------------------------------------
ENERGY - 13.0%
ENERGY EQUIPMENT & SERVICES - 3.4%
Baker Hughes, Inc.                  28,600      800,800
Halliburton Co.                     71,600    1,532,956
Transocean, Inc. (a)                19,500      371,475
                                            -----------
                                              2,705,231
                                            -----------
OIL & GAS - 9.6%
Anadarko Petroleum Corp.             8,500      377,400
BP PLC                              21,000      809,340
ConocoPhillips                      40,030    2,013,509
Exxon Mobil Corp.                   45,100    1,585,811
Marathon Oil Corp.                  57,900    1,318,383
Royal Dutch Petroleum Co.           39,200    1,602,496
                                            -----------
                                              7,706,939
                                            -----------

-------------------------------------------------------
FINANCIALS - 22.2%
BANKS - 1.2%
Bank of New York Co., Inc.          35,600      941,620
                                            -----------





                                    SHARES        VALUE
-------------------------------------------------------
DIVERSIFIED FINANCIALS - 10.1%
Citigroup, Inc.                    109,900  $ 4,313,575
Freddie Mac                         26,200    1,516,980
JP Morgan Chase & Co.               77,700    2,280,495
                                            -----------
                                              8,111,050
                                            -----------
INSURANCE - 10.9%
Ambac Financial Group, Inc.         17,200    1,003,620
American International Group, Inc.  43,300    2,509,235
Berkshire Hathaway, Inc.,
   Class A (a)                          47    3,281,307
Lincoln National Corp.              42,200    1,348,712
St. Paul Companies, Inc.            16,400      563,176
                                            -----------
                                              8,706,050
                                            -----------

-------------------------------------------------------
HEALTH CARE - 7.3%
HEALTH CARE PROVIDERS & SERVICES - 3.0%
Aetna, Inc.                         47,600    2,370,480
                                            -----------
PHARMACEUTICALS - 4.3%
Bristol-Myers Squibb Co.            41,100    1,049,694
Merck & Co., Inc.                   40,800    2,373,744
                                            -----------
                                              3,423,438
                                            -----------

-------------------------------------------------------
INDUSTRIALS - 7.3%
AEROSPACE & DEFENSE - 2.9%
Honeywell International, Inc.       58,200    1,373,520
Raytheon Co.                        31,300      936,809
                                            -----------
                                              2,310,329
                                            -----------
COMMERCIAL SERVICES & SUPPLIES - 1.8%
Waste Management, Inc.              68,070    1,478,480
                                            -----------
INDUSTRIAL CONGLOMERATES - 1.7%
Textron, Inc.                       47,200    1,391,928
                                            -----------
MACHINERY - 0.9%
Dover Corp.                         24,500      704,130
                                            -----------

-------------------------------------------------------
INFORMATION TECHNOLOGY - 4.2%
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.6%
Celestica, Inc. (a)                 45,400      524,824
                                            -----------
IT CONSULTING & SERVICES - 1.7%
Electronic Data Systems Corp.       75,800    1,375,770
                                            -----------
OFFICE ELECTRONICS - 1.9%
Xerox Corp. (a)                    151,000    1,488,860
                                            -----------

-------------------------------------------------------
MATERIALS - 5.6%
CHEMICALS - 1.3%
Akzo Nobel N.V., ADR                45,900    1,021,275
                                            -----------
METALS & MINING - 1.8%
Barrick Gold Corp.                  58,200      870,090
Nucor Corp.                         14,400      588,240
                                            -----------
                                              1,458,330
                                            -----------
PAPER & FOREST PRODUCTS - 2.5%
Bowater, Inc.                       18,600      724,098
Georgia-Pacific Corp.               84,400    1,303,136
                                            -----------
                                              2,027,234
                                            -----------
-------------------------------------------------------




See notes to investment portfolio.

April 30, 2003 (Unaudited)



COMMON STOCKS (CONTINUED)           SHARES        VALUE
-------------------------------------------------------
TELECOMMUNICATION SERVICES - 8.7%
DIVERSIFIED TELECOMMUNICATION SERVICES - 8.7%
BellSouth Corp.                     84,000  $ 2,141,160
SBC Communications, Inc.           102,000    2,382,720
Verizon Communications, Inc.        65,600    2,452,128
                                            -----------
                                              6,976,008
                                            -----------

-------------------------------------------------------
UTILITIES - 6.3%
ELECTRIC UTILITIES - 4.3%
American Electric Power Co., Inc.   35,300      931,214
Consolidated Edison, Inc.           19,000      738,530
PG&E Corp. (a)                      66,000      988,680
TXU Corp.                           39,400      784,848
                                            -----------
                                              3,443,272
                                            -----------
GAS UTILITIES - 0.2%
El Paso Corp.                       22,500      168,750
                                            -----------
MULTI-UTILITIES & UNREGULATED POWER - 1.8%
Duke Energy Corp.                   80,600    1,417,754
                                            -----------
TOTAL COMMON STOCKS
   (Cost of $82,896,369)                     76,173,638
                                            -----------

SHORT-TERM OBLIGATION - 2.5%          PAR
-------------------------------------------------------
Repurchase agreement with
   State Street Bank & Trust
   Co., dated 04/30/03, due
   05/01/03 at 1.230%
   collateralized by a U.S.
   Treasury Bond maturing
   11/15/21, market value
   $2,063,366 (repurchase
   proceeds $2,022,069)
   (Cost of $2,022,000)         $2,022,000    2,022,000
                                            -----------
TOTAL INVESTMENTS - 97.6%
   (Cost of $84,918,369)(b)                  78,195,638
                                            -----------

OTHER ASSETS & LIABILITIES, NET - 2.4%        1,886,696
-------------------------------------------------------
NET ASSETS - 100.0%                         $80,082,334
                                            ===========


NOTES TO INVESTMENT PORTFOLIO:
(a) Non-income producing.
(b) Cost for both financial statement and federal income tax purposes is the same.

      ACRONYM             NAME
      -------  ---------------------------
        ADR    American Depositary Receipt




See notes to financial statements.


Statements of Assets & Liabilities


April 30, 2003 (Unaudited)
                                                                     LTMAGF                           LTMGF
------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at cost                                                    $ 10,455,785                    $291,563,455
                                                                        ------------                    ------------
Investments, at value                                                     11,104,002                     312,992,185
Cash                                                        $       697                      $      570
Receivable for:
   Investments sold                                             493,300                              --
   Fund shares sold                                                 480                         191,155
   Dividends                                                      1,418                         152,203
   Interest                                                          26                             352
Expense reimbursement due from Advisor/Administrator              9,641                             --
Deferred Trustees' compensation plan                                380                           9,695
Other assets                                                      6,548                          26,510
                                                           ------------                     -----------
     Total Assets                                                         11,616,492                     313,372,670
                                                                        ------------                    ------------
LIABILITIES:
Payable for:
   Investments purchased                                        152,400                              --
   Fund shares repurchased                                       15,903                         450,359
   Management fee                                                 7,556                         154,992
   Administration fee                                             1,793                          66,791
   Transfer agent fee                                             6,043                         120,925
   Pricing and bookkeeping fees                                     --                           12,080
   Audit fee                                                      9,777                          12,587
   Legal fee                                                     11,418                           2,329
Deferred Trustees' fee                                              380                           9,695
Other liabilities                                                11,413                              --
                                                           ------------                     -----------
     Total Liabilities                                                       216,683                         829,758
                                                                        ------------                    ------------
NET ASSETS                                                              $ 11,399,809                    $312,542,912
                                                                        ============                    ============
COMPOSITION OF NET ASSETS:
Paid-in capital                                                         $ 25,821,362                    $482,337,403
Accumulated net investment loss                                             (100,907)                     (1,435,401)
Accumulated net realized loss                                            (14,968,863)                   (189,787,820)
Net unrealized appreciation on investments                                   648,217                      21,428,730
                                                                        ------------                    ------------
NET ASSETS                                                              $ 11,399,809                    $312,542,912
                                                                        ============                    ============
CLASS A:
Net assets                                                              $  2,479,533                    $ 63,469,030
Shares outstanding                                                           386,263                       5,468,513
                                                                        ============                    ============
Net asset value per share                                                $      6.42(a)                 $      11.61(a)
                                                                        ============                    ============
Maximum offering price per share (net asset value/0.9425)                $      6.81(b)                 $      12.32(b)
                                                                        ============                    ============
CLASS B:
Net assets                                                               $ 7,503,612                    $204,641,806
Shares outstanding                                                         1,193,089                      18,501,321
                                                                        ============                    ============
Net asset value and offering price per share                             $      6.29(a)                 $      11.06(a)
                                                                        ============                    ============
CLASS C:
Net assets                                                               $ 1,402,928                    $ 29,001,952
Shares outstanding                                                           223,139                       2,622,482
                                                                        ============                    ============
Net asset value and offering price per share                             $      6.29(a)                 $      11.06(a)
                                                                        ============                    ============
CLASS E:
Net assets                                                               $        --                    $  6,090,183
Shares outstanding                                                                --                         527,323
                                                                        ============                    ============
Net asset value and redemption price per share                           $        --                    $      11.55
                                                                        ============                    ============
Maximum offering price per share (net asset value/0.9550)                $        --                    $      12.09(b)
                                                                        ============                    ============
CLASS F:
Net assets                                                               $        --                    $  9,177,879
Shares outstanding                                                                --                         828,712
                                                                        ============                    ============
Net asset value and offering price per share                             $        --                    $      11.07(a)
                                                                        ============                    ============
CLASS Z:
Net assets                                                               $    13,736                    $    162,062
Shares outstanding                                                             2,138                          13,822
                                                                        ============                    ============
Net asset value, offering and redemption price per share                 $      6.42                    $      11.72
                                                                        ============                    ============

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b) On sales of $50,000 or more the offering price is reduced.




See notes to financial statements.


Statements of Assets & Liabilities (continued)


April 30, 2003 (Unaudited)
                                                                    LTMGF II                          LTMVF
------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at cost                                                    $ 44,159,785                    $ 84,918,369
                                                                        ------------                    ------------
Investments, at value                                                     43,693,860                      78,195,638
Cash                                                            $   777                         $   646
Receivable for:
   Investments sold                                                  --                       4,013,499
   Fund shares sold                                              50,319                          77,164
   Dividends                                                     20,235                         288,882
   Interest                                                          68                              69
Expense reimbursement due from Advisor/Administrator             10,733                              --
Deferred Trustees' compensation plan                              1,108                           1,923
Other assets                                                      2,855                           4,546
                                                           ------------                     -----------
     Total Assets                                                         43,779,955                      82,582,367
                                                                        ------------                    ------------
LIABILITIES:
Payable for:
   Investments purchased                                             --                       2,333,662
   Fund shares repurchased                                       62,788                          61,863
   Management fee                                                28,562                          52,539
   Administration fee                                             7,386                          13,611
   Transfer agent fee                                            11,823                          18,492
   Pricing and bookkeeping fees                                     977                           3,214
   Audit fee                                                      9,777                           9,777
   Legal fee                                                      1,210                             906
Deferred Trustees' fee                                            1,108                           1,923
Other liabilities                                                    --                           4,046
                                                           ------------                     -----------
     Total Liabilities                                                       123,631                       2,500,033
                                                                        ------------                    ------------
NET ASSETS                                                              $ 43,656,324                    $ 80,082,334
                                                                        ============                    ============
COMPOSITION OF NET ASSETS:
Paid-in capital                                                         $ 76,916,103                    $108,882,616
Undistributed net investment income
   (accumulated net investment loss)                                        (199,367)                         66,961
Accumulated net realized loss                                            (32,594,487)                    (22,144,512)
Net unrealized depreciation on investments                                  (465,925)                     (6,722,731)
                                                                        ------------                    ------------
NET ASSETS                                                              $ 43,656,324                    $ 80,082,334
                                                                        ============                    ============
CLASS A:
Net assets                                                              $  6,968,631                    $ 16,690,457
Shares outstanding                                                           942,848                       1,875,995
                                                                        ============                    ============
Net asset value per share                                               $       7.39(a)                 $       8.90(a)
                                                                        ============                    ============
Maximum offering price per share (net asset value/0.9425)               $       7.84(b)                 $       9.44(b)
                                                                        ============                    ============
CLASS B:
Net assets                                                              $ 29,876,343                    $ 47,873,484
Shares outstanding                                                         4,142,233                       5,526,654
                                                                        ============                    ============
Net asset value and offering price per share                            $       7.21(a)                 $       8.66(a)
                                                                        ============                    ============
CLASS C:
Net assets                                                              $  6,049,635                    $ 15,490,430
Shares outstanding                                                           840,611                       1,788,953
                                                                        ============                    ============
Net asset value and offering price per share                            $       7.20(a)                 $       8.66(a)
                                                                        ============                    ============
CLASS Z:
Net assets                                                              $    761,715                    $     27,963
Shares outstanding                                                           102,406                           3,110
                                                                        ============                    ============
Net asset value, offering and redemption price per share                $       7.44                    $       8.99
                                                                        ============                    ============

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b) On sales of $50,000 or more the offering price is reduced.



See notes to financial statements.


 Statements of Operations


For the Six Months Ended April 30, 2003 (Unaudited)

                                                                     LTMAGF                           LTMGF
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends                                                                 $   17,036                     $ 1,716,023
Interest                                                                       3,400                          35,766
                                                                        ------------                    ------------
   Total Investment Income (net of foreign taxes
     withheld of $93 and $6,160, respectively)                                20,436                       1,751,789
                                                                        ------------                    ------------
EXPENSES:
Management fee                                                $  46,034                      $  930,428
Administration fee                                               11,509                         387,678
Service fee:
   Class A                                                        3,077                          78,409
   Class B                                                        9,494                         254,855
   Class C                                                        1,811                          36,211
   Class E                                                           --                           7,188
   Class F                                                           --                          10,793
Distribution fee:
   Class A                                                          615                              --
   Class B                                                       28,481                         764,564
   Class C                                                        5,432                         108,633
   Class E                                                           --                           2,875
   Class F                                                           --                          32,380
Transfer agent fee                                               24,251                         412,306
Pricing and bookkeeping fees                                      6,067                          63,626
Trustees' fee                                                     2,516                           7,769
Custody fee                                                       2,439                           6,661
Audit fee                                                         9,918                          10,137
Registration fee                                                 27,407                          35,705
Other expenses                                                    2,407                          23,139
                                                           ------------                     -----------
   Total Expenses                                               181,458                       3,173,357
Fees and expenses waived or reimbursed by
   Advisor/Administrator                                        (60,620)                             --
Custody earnings credit                                              --                             (16)
                                                           ------------                     -----------
   Net Expenses                                                              120,838                       3,173,341
                                                                        ------------                    ------------
Net Investment Loss                                                         (100,402)                     (1,421,552)
                                                                        ------------                    ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
Net realized loss on investments                                            (419,548)                    (13,649,089)
Net change in unrealized appreciation/depreciation
   on investments                                                            416,441                      34,060,701
                                                                        ------------                    ------------
Net Gain (Loss)                                                               (3,107)                     20,411,612
                                                                        ------------                    ------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                                       $  (103,509)                   $ 18,990,060
                                                                        ============                    ============


See notes to financial statements.


Statements of Operations (continued)

For the Six Months Ended April 30, 2003 (Unaudited)

                                                                    LTMGF II                          LTMVF
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends                                                                 $  236,442                     $ 1,009,950
Interest                                                                       5,902                           4,685
Other income                                                                  13,974                              --
                                                                        ------------                    ------------
   Total Investment Income (net of foreign taxes
     withheld of $960 and $17,381, respectively)                             256,318                       1,014,635
                                                                        ------------                    ------------
EXPENSES:
Management fee                                                $ 172,089                       $ 335,168
Administration fee                                               43,022                          83,792
Service fee:
   Class A                                                        8,756                          22,562
   Class B                                                       36,579                          61,948
   Class C                                                        7,494                          20,211
Distribution fee:
   Class A                                                          --                            4,512
   Class B                                                      109,737                         185,845
   Class C                                                       22,481                          60,633
Transfer agent fee                                               58,614                          97,476
Pricing and bookkeeping fees                                      5,762                          21,269
Trustees' fee                                                     2,616                           3,516
Custody fee                                                       2,243                           4,110
Audit fee                                                         9,918                           7,326
Registration fee                                                 32,122                          29,738
Other expenses                                                    4,127                           6,515
                                                           ------------                     -----------
   Total Expenses                                               515,560                         944,621
Fees and expenses waived or reimbursed by
   Advisor/Administrator                                        (61,471)                             --
Custody earnings credit                                             (94)                             --
                                                                        ------------                    ------------
   Net Expenses                                                              453,995                         944,621
                                                                        ------------                    ------------
Net Investment Income (Loss)                                                (197,677)                         70,014
                                                                        ------------                    ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
Net realized loss on investments                                          (2,841,809)                     (6,461,294)
Net change in unrealized appreciation/depreciation
   on investments                                                          5,550,925                       6,163,773
                                                                        ------------                    ------------
Net Gain (Loss)                                                            2,709,116                        (297,521)
                                                                        ------------                    ------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                                                        $ 2,511,439                     $  (227,507)
                                                                        ============                    ============


See notes to financial statements.


Statements of Changes in Net Assets

                                                                       LTMAGF                         LTMGF
------------------------------------------------------------------------------------------------------------------------
                                                              (UNAUDITED)                    (UNAUDITED)
                                                              SIX MONTHS      YEAR           SIX MONTHS      YEAR
                                                                 ENDED        ENDED             ENDED        ENDED
                                                               APRIL 30,   OCTOBER 31,        APRIL 30,   OCTOBER 31,
                                                                 2003         2002              2003         2002
------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss                                         $  (100,402) $  (308,001)      $ (1,421,552) $ (3,370,720)
Net realized loss on investments                               (419,548)  (2,855,344)       (13,649,089)  (56,235,239)
Net change in unrealized appreciation/depreciation
   on investments                                               416,441    1,853,314         34,060,701    (3,638,348)
                                                            -----------  -----------       ------------  ------------
     Net Increase (Decrease) from Operations                   (103,509)  (1,310,031)        18,990,060   (63,244,307)
                                                            -----------  -----------       ------------  ------------
SHARE TRANSACTIONS:
Class A:
   Subscriptions                                                661,728      918,229          2,260,331     8,721,673
   Redemptions                                                 (998,623)  (1,895,664)        (9,623,660)  (32,084,446)
                                                            -----------  -----------       ------------  ------------
      Net Decrease                                             (336,895)    (977,435)        (7,363,329)  (23,362,773)
                                                            -----------  -----------       ------------  ------------
Class B:
   Subscriptions                                                473,271    1,187,026          3,579,508    13,151,957
   Redemptions                                               (1,128,236)  (3,112,236)       (27,961,921)  (81,597,675)
                                                            -----------  -----------       ------------  ------------
      Net Decrease                                             (654,965)  (1,925,210)       (24,382,413)  (68,445,718)
                                                            -----------  -----------       ------------  ------------
Class C:
   Subscriptions                                                 27,306      529,404          1,123,957     5,562,656
   Redemptions                                                 (308,125)  (1,152,931)        (4,715,161)  (15,790,888)
                                                            -----------  -----------       ------------  ------------
      Net Decrease                                             (280,819)    (623,527)        (3,591,204)  (10,228,232)
                                                            -----------  -----------       ------------  ------------
Class E:
   Subscriptions                                                     --           --             22,292       224,389
   Redemptions                                                       --           --           (109,549)     (238,932)
                                                            -----------  -----------       ------------  ------------
      Net Decrease                                                   --           --            (87,257)      (14,543)
                                                            -----------  -----------       ------------  ------------
Class F:
   Subscriptions                                                     --           --             82,286       527,180
   Redemptions                                                       --           --           (169,727)     (353,318)
                                                            -----------  -----------       ------------  ------------
      Net Increase (Decrease)                                        --           --            (87,441)      173,862
                                                            -----------  -----------       ------------  ------------
Class Z:
   Subscriptions                                                 10,500      408,190            232,339            --
   Redemptions                                                       --     (397,190)          (149,430)     (850,740)
                                                            -----------  -----------       ------------  ------------
      Net Increase (Decrease)                                    10,500       11,000             82,909      (850,740)
                                                            -----------  -----------       ------------  ------------
Net Decrease from Share Transactions                         (1,262,179)  (3,515,172)       (35,428,735) (102,728,144)
                                                            -----------  -----------       ------------  ------------
Total Decrease in Net Assets                                 (1,365,688)  (4,825,203)       (16,438,675) (165,972,451)

NET ASSETS:
Beginning of period                                          12,765,497   17,590,700        328,981,587   494,954,038
                                                            -----------  -----------       ------------  ------------
End of period                                               $11,399,809  $12,765,497       $312,542,912  $328,981,587
                                                            ===========  ===========       ============  ============
Accumulated net investment loss                             $  (100,907) $      (505)      $ (1,435,401) $    (13,849)
                                                            ===========  ===========       ============  ============


See notes to financial statements.


Statements of Changes in Net Assets (continued)

                                                                       LTMAGF                         LTMGF
----------------------------------------------------------------------------------------------------------------------
                                                              (UNAUDITED)                    (UNAUDITED)
                                                              SIX MONTHS      YEAR           SIX MONTHS      YEAR
                                                                 ENDED        ENDED             ENDED        ENDED
                                                               APRIL 30,   OCTOBER 31,        APRIL 30,   OCTOBER 31,
                                                                 2003         2002              2003         2002
----------------------------------------------------------------------------------------------------------------------
CHANGES IN SHARES:
Class A:
   Subscriptions                                                108,474      120,292            208,407       680,896
   Redemptions                                                 (160,786)    (258,069)          (884,350)   (2,614,841)
                                                            -----------  -----------       ------------  ------------
      Net Decrease                                              (52,312)    (137,777)          (675,943)   (1,933,945)
                                                            -----------  -----------       ------------  ------------
Class B:
   Subscriptions                                                 77,106      161,551            357,412     1,049,853
   Redemptions                                                 (184,598)    (440,359)        (2,715,353)   (7,007,740)
                                                            -----------  -----------       ------------  ------------
      Net Decrease                                             (107,492)    (278,808)        (2,357,941)   (5,957,887)
                                                            -----------  -----------       ------------  ------------
Class C:
   Subscriptions                                                  4,377       70,516            117,235       455,735
   Redemptions                                                  (49,567)    (163,218)          (462,335)   (1,341,588)
                                                            -----------  -----------       ------------  ------------
      Net Decrease                                              (45,190)     (92,702)          (345,100)     (885,853)
                                                            -----------  -----------       ------------  ------------
Class E:
   Subscriptions                                                     --           --              2,051        17,655
   Redemptions                                                       --           --            (10,359)      (21,839)
                                                            -----------  -----------       ------------  ------------
      Net Decrease                                                   --           --             (8,308)       (4,184)
                                                            -----------  -----------       ------------  ------------
Class F:
   Subscriptions                                                     --           --              7,867        42,623
   Redemptions                                                       --           --            (16,088)      (31,434)
                                                            -----------  -----------       ------------  ------------
      Net Increase (Decrease)                                        --           --             (8,221)       11,189
                                                            -----------  -----------       ------------  ------------
Class Z:
   Subscriptions                                                  1,674       51,745             20,899            --
   Redemptions                                                       --      (59,967)           (14,411)      (64,379)
                                                            -----------  -----------       ------------  ------------
      Net Increase (Decrease)                                     1,674       (8,222)             6,488       (64,379)
                                                            -----------  -----------       ------------  ------------


See notes to financial statements.


Statements of Changes in Net Assets (continued)

                                                                      LTMGF II                        LTMVF
----------------------------------------------------------------------------------------------------------------------
                                                              (UNAUDITED)                    (UNAUDITED)
                                                              SIX MONTHS      YEAR           SIX MONTHS      YEAR
                                                                 ENDED        ENDED             ENDED        ENDED
                                                               APRIL 30,   OCTOBER 31,        APRIL 30,   OCTOBER 31,
                                                                 2003         2002              2003         2002
----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)                                 $ (197,677) $  (530,798)       $    70,014   $  (248,818)
Net realized loss on investments                             (2,841,809)  (9,333,607)        (6,461,294)  (15,507,933)
Net change in unrealized appreciation/depreciation
   on investments                                             5,550,925    2,290,838          6,163,773   (14,402,670)
                                                            -----------  -----------       ------------  ------------
     Net Increase (Decrease) from Operations                  2,511,439   (7,573,567)          (227,507)  (30,159,421)
                                                            -----------  -----------       ------------  ------------
SHARE TRANSACTIONS:
Class A:
   Subscriptions                                              1,036,961    2,585,072          2,389,937    10,989,897
   Redemptions                                               (2,166,473)  (3,053,453)        (5,394,407)  (10,381,631)
                                                            -----------  -----------       ------------  ------------
      Net Increase (Decrease)                                (1,129,512)    (468,381)        (3,004,470)      608,266
                                                            -----------  -----------       ------------  ------------
Class B:
   Subscriptions                                              1,335,666    5,060,865          2,099,800    17,390,433
   Redemptions                                               (4,048,943) (11,451,939)        (6,825,840)  (16,719,891)
                                                            -----------  -----------       ------------  ------------
      Net Increase (Decrease)                                (2,713,277)  (6,391,074)        (4,726,040)      670,542
                                                            -----------  -----------       ------------  ------------
Class C:
   Subscriptions                                                472,884    2,105,388            802,166     9,058,575
   Redemptions                                               (1,243,008)  (3,549,281)        (2,723,073)   (7,028,058)
                                                            -----------  -----------       ------------  ------------
      Net Increase (Decrease)                                  (770,124)  (1,443,893)        (1,920,907)    2,030,517
                                                            -----------  -----------       ------------  ------------
Class Z:
   Subscriptions                                                 33,541      434,351             28,950            --
   Redemptions                                                 (213,762)    (700,801)                --            --
                                                            -----------  -----------       ------------  ------------
      Net Increase (Decrease)                                  (180,221)    (266,450)            28,950            --
                                                            -----------  -----------       ------------  ------------
Net Increase (Decrease) from Share Transactions              (4,793,134)  (8,569,798)        (9,622,467)    3,309,325
                                                            -----------  -----------       ------------  ------------
Total Decrease in Net Assets                                 (2,281,695) (16,143,365)        (9,849,974)  (26,850,096)

NET ASSETS:
Beginning of period                                          45,938,019   62,081,384         89,932,308   116,782,404
                                                            -----------  -----------       ------------  ------------
End of period                                               $43,656,324  $45,938,019       $ 80,082,334  $ 89,932,308
                                                            ===========  ===========       ============  ============
Undistributed net investment income
   (accumulated net investment loss)                        $  (199,367) $    (1,690)      $     66,961  $     (3,053)
                                                            ===========  ===========       ============  ============


See notes to financial statements.


Statements of Changes in Net Assets (continued)


                                                                      LTMGF II                        LTMVF
----------------------------------------------------------------------------------------------------------------------
                                                              (UNAUDITED)                    (UNAUDITED)
                                                              SIX MONTHS      YEAR           SIX MONTHS      YEAR
                                                                 ENDED        ENDED             ENDED        ENDED
                                                               APRIL 30,   OCTOBER 31,        APRIL 30,   OCTOBER 31,
                                                                 2003         2002              2003         2002
----------------------------------------------------------------------------------------------------------------------
CHANGES IN SHARES:
Class A:
   Subscriptions                                                149,975      307,872            272,517       962,625
   Redemptions                                                 (315,638)    (396,592)          (621,057)     (990,919)
                                                            -----------  -----------       ------------  ------------
      Net Decrease                                             (165,663)     (88,720)          (348,540)      (28,294)
                                                            -----------  -----------       ------------  ------------
Class B:
   Subscriptions                                                195,470      618,499            240,958     1,548,507
   Redemptions                                                 (595,397)  (1,495,782)          (786,477)   (1,691,536)
                                                            -----------  -----------       ------------  ------------
      Net Decrease                                             (399,927)    (877,283)          (545,519)     (143,029)
                                                            -----------  -----------       ------------  ------------
Class C:
   Subscriptions                                                 68,717      257,090             90,553       809,984
   Redemptions                                                 (183,709)    (453,851)          (313,644)     (702,641)
                                                            -----------  -----------       ------------  ------------
      Net Increase (Decrease)                                  (114,992)    (196,761)          (223,091)      107,343
                                                            -----------  -----------       ------------  ------------
Class Z:
   Subscriptions                                                  4,805       59,549              3,006            --
   Redemptions                                                  (30,618)     (83,691)                --            --
                                                            -----------  -----------       ------------  ------------
      Net Increase (Decrease)                                   (25,813)     (24,142)             3,006            --
                                                            -----------  -----------       ------------  ------------


See notes to financial statements.

Notes to Financial Statements

April 30, 2003 (Unaudited)


NOTE 1. ACCOUNTING POLICIES

ORGANIZATION:

Liberty Tax-Managed Aggressive Growth Fund ("LTMAGF"), Liberty Tax-Managed Growth Fund ("LTMGF"), Liberty Tax-Managed Growth Fund II ("LTMGF II") and Liberty Tax-Managed Value Fund ("LTMVF") are each a series of Liberty Funds Trust I (individually referred to as a "Fund", collectively referred to as the "Funds") and are diversified portfolios. Liberty Funds Trust I is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Each Fund's investment goal is to seek long-term capital growth while reducing shareholder exposure to taxes. The Funds may issue an unlimited number of shares. LTMGF offers six classes of shares: Class A, Class B, Class C, Class E, Class F and Class Z. LTMAGF, LTMGF II and LTMVF each offer four classes of shares: Class A, Class B, Class C and Class Z. Class A shares are sold with a front-end sales charge. A 1.00% contingent deferred sales charge ("CDSC") is assessed on Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to a CDSC. Class B shares will convert to Class A shares in three, four or eight years after purchase depending on the program under which shares were purchased. Class C shares are subject to a CDSC on redemptions made within one year after purchase. Class E and Class F shares are trust shares. Class E shares are sold with a front-end sales charge and Class F shares are subject to a CDSC. Class F shares will convert into Class E shares after eight years. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in each Fund's prospectus.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

SECURITY VALUATION AND TRANSACTIONS:

Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at the current quoted bid price.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS:

All income, expenses (other than applicable 12b-1 fees) and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Per share data and ratios are calculated by adjusting the expenses and net investment income (loss) per share data and ratios for the Funds for the entire period by the service and distribution fees applicable to each class of shares.

FEDERAL INCOME TAXES:

Consistent with each Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

DISTRIBUTIONS TO SHAREHOLDERS:

Distributions to shareholders are recorded on the ex-date.

OTHER:

Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Funds become aware of such), net of non-reclaimable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.

The Funds' custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market

April 30, 2003 (Unaudited)



daily to ensure that the market value of the underlying assets remains sufficient to protect the Funds. The Funds may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 2. FEDERAL TAX INFORMATION

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Funds' capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

The following capital loss carryforwards, determined as of October 31, 2002, are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

EXPIRING IN:      LTMAGF      LTMGF     LTMGF II       LTMVF
-----------   ----------   ----------   ---------   ---------
   2005      $        --   $  559,490   $      --    $     --
   2006               --    9,583,819          --          --
   2007               --    1,695,876          --          --
   2008          648,743   16,678,334   1,602,453      96,769
   2009       11,034,417   90,676,212  18,063,082          --
   2010        2,819,769   55,723,138   9,577,005  15,493,033
              ----------  -----------  ----------  ----------
   Total     $14,502,929 $174,916,869 $29,242,540 $15,589,802
              ========== ============ =========== ===========

Expired capital loss carryforwards, if any, are recorded as a reduction of paid-in capital.

NOTE 3. FEES AND COMPENSATION
PAID TO AFFILIATES

MANAGEMENT FEE:

Columbia Management Advisors, Inc., ("Columbia"), an indirect, wholly-owned subsidiary of FleetBoston Financial Corporation, is the investment advisor of each Fund and receives a monthly fee based on each Fund's average daily net assets as follows: LTMAGF 0.80% annually LTMGF 0.60% annually LTMVF 0.80% annually For LTMGF II, Columbia receives a monthly fee as follows:
LTMAGF                  0.80% annually
LTMGF                   0.60% annually
LTMVF                   0.80% annually

For LTMGF II, Columbia receives a monthly fee as follows:

                                          ANNUAL
AVERAGE DAILY NET ASSETS                 FEE RATE
-------------------------               ----------
First $500 million                          0.80%
Over $500 million                           0.75%

On April 1, 2003, Stein Roe & Farnham Incorporated, the previous advisor to each Fund, and Colonial Management Associates Inc., the previous administrator to each Fund, merged into Columbia. At the time of the merger, Columbia assumed the obligations of those companies with respect to the Funds. The merger did not change the way each Fund is managed, the investment personnel assigned to manage each Fund or the fees paid by each Fund to Columbia.

Stein Roe Investment Counsel LLC ("SRIC"), an unrelated investment advisor, was retained by Columbia as sub-advisor to LTMGF and LTMGF II. As sub-advisor, SRIC runs the day-to-day business, including placing all orders for the purchase and sale of portfolio securities for the two funds. Columbia, out of the advisory fee it receives, pays SRIC a monthly sub-advisory fee equal to a base rate of 0.20% annually of the average daily net assets for each of the two funds. This base fee of 0.20% can be adjusted quarterly to an annual rate as high as 0.25% or to an annual rate as low as 0.15% depending on the investment performance of the Fund over a specified period of time as measured by Morningstar, Inc.'s Large Blend category for domestic equity funds. In addition, Columbia's contract with SRIC provides that SRIC shall not receive a fee less than $350,000 per annum in the aggregate for managing both LTMGF and LTMGF II.

ADMINISTRATION FEE:

Columbia also provides accounting and other services and office facilities for a monthly fee based on each Fund's average daily net assets as follows:

LTMAGF                  0.20% annually
LTMGF                   0.25% annually
LTMGF II                0.20% annually
LTMVF                   0.20% annually

PRICING AND BOOKKEEPING FEES:

Columbia is responsible for providing pricing and bookkeeping services to each Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Bank and Trust Company ("State Street"). Columbia pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Funds, Columbia receives from each Fund an annual flat fee of $10,000, paid monthly, and in any month

April 30, 2003 (Unaudited)




that a Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. For the six months ended April 30, 2003, the annualized net asset based fee rates were 0.036% and 0.037% respectively for LTMGF and LTMVF. The Funds also pay out-of-pocket costs for pricing services.

TRANSFER AGENT FEE:

Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of Columbia, provides shareholder services for a monthly fee equal to 0.06% annually of each Fund's average daily net assets plus charges based on the number of shareholder accounts and transactions. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES:

Liberty Funds Distributor, Inc. (the "Distributor"), an affiliate of Columbia, is the Funds' principal underwriter. During the six months ended April 30, 2003, the Distributor retained net underwriting discounts of $529, $5,040, $774 and $1,431, respectively, for LTMAGF, LTMGF, LTMGF II and LTMVF sales of the Funds' Class A shares. For LTMAGF, the Distributor received CDSC of $24,746 and $27 for Class B and Class C redemptions, respectively. For LTMGF, the Distributor received CDSC of $419,363 and $634 for Class B and Class C redemptions, respectively. For LTMGF II, the Distributor received CDSC of $27, $62,121 and $66 for Class A, Class B, and Class C redemptions, respectively. For LTMVF, the Distributor received CDSC of $1,250, $107,989 and $1,530 on Class A, Class B and Class C redemptions, respectively. For LTMGF, the Distributor did not retain any net underwriting discounts on sales of the Fund's Class E shares and did not receive any CDSC on Class F share redemptions.

LTMGF has adopted a 12b-1 plan (the "Plan"), which requires the payment of a monthly service fee to the Distributor equal to 0.25% annually of the average daily net assets attributable to Class A, Class B, Class C, Class E and Class F shares as of the 20th of each month. The Plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the average daily net assets attributable to Class B, Class C and Class F shares; and up to 0.10% annually of the average daily net assets attributable to Class E shares.

LTMGF II has adopted a 12b-1 plan (the "Plan"), which requires the payment of a monthly service fee to the Distributor equal to 0.25% annually of the average daily net assets attributable to Class A, Class B and Class C shares as of the 20th of each month. The Plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the average daily net assets attributable to Class B and Class C shares.

LTMAGF and LTMVF have each adopted a 12b-1 plan (the "Plan"), which requires the payment of a monthly service fee to the Distributor equal to 0.25% annually of the average daily net assets attributable to Class A, Class B and Class C shares as of the 20th of each month. The Plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.05% annually of the average daily net assets attributable to Class A shares and 0.75% annually of the average daily net assets attributable to Class B and Class C shares.

The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS:

Columbia has voluntarily agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service and distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) exceed 1.25% annually of the first $100 million of average daily net assets and 1.50% annually thereafter on LTMGF II and 1.25% annually of the Fund's average daily net assets on LTMAGF.

OTHER:

Each Fund pays no compensation to its officers, all of whom are employees of Columbia or its affiliates.

The Funds' Independent Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Funds' assets.

April 30, 2003 (Unaudited)




LTMAGF, LTMGF, LTMGF II and LTMVF each have an agreement with its custodian bank under which $0, $16, $94 and $0, respectively, of custody fees were reduced by balance credits for the six months ended April 30, 2003. The Funds could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such arrangement.

NOTE 4. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY:

For the six months ended April 30, 2003, purchases and sales of investments, other than short term obligations, were as follows:

                        PURCHASES          SALES
                      -----------       -----------
LTMAGF ............   $ 5,228,856       $ 7,367,871
LTMGF .............    62,854,640        99,758,122
LTMGF II ..........     7,320,901        12,930,481
LTMVF .............    21,471,782        33,363,276

Unrealized appreciation (depreciation) at April 30, 2003, based on cost of investments for both financial statement and federal income tax purposes, was:

                                               NET
                  GROSS         GROSS      UNREALIZED
               UNREALIZED    UNREALIZED   APPRECIATION
              APPRECIATION  DEPRECIATION (DEPRECIATION)
             ------------- ------------- --------------
LTMAGF ..... $ 1,191,455    $ (543,238)     $ 648,217
LTMGF ......  44,177,175   (22,748,445)    21,428,730
LTMGF II ...   4,127,088    (4,593,013)      (465,925)
LTMVF ......   5,040,122   (11,762,853)    (6,722,731)

OTHER:

The Funds may focus their investments in certain industries, subjecting them to greater risk than funds that are more diversified.

NOTE 5. LINE OF CREDIT

Each Fund and other affiliated funds participate in a $350,000,000 credit facility, which is used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to each Fund based on its borrowings. In addition each Fund agreed to pay commitment fees on its pro-rata portion of the line of credit. The commitment fee is included in "Other expenses" on the Statements of Operations. Prior to April 26, 2003, the Funds participated in a separate credit agreement with similar terms to their existing agreement. No amounts were borrowed under this facility for the six months ended April 30, 2003.

Financial Highlights - LTMAGF

Selected data for a share outstanding throughout each period is as follows:

                                                         (UNAUDITED)
                                                          SIX MONTHS
                                                             ENDED                 YEAR ENDED OCTOBER 31,
                                                            APRIL 30,   ------------------------------------------------
CLASS A SHARES                                                2003             2002             2001         2000(a)
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $  6.44          $  7.01          $ 12.36          $ 11.59
                                                             -------          -------          -------          -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (b)                                        (0.04)           (0.09)           (0.09)           (0.04)
Net realized and unrealized gain (loss) on investments          0.02            (0.48)           (5.26)            0.81
                                                             -------          -------          -------          -------
   Total from Investment Operations                            (0.02)           (0.57)           (5.35)            0.77
                                                             -------          -------          -------          -------
NET ASSET VALUE, END OF PERIOD                               $  6.42          $  6.44          $  7.01          $ 12.36
                                                             =======          =======          =======          =======
Total return (c)(d)                                          (0.31)%(e)       (8.13)%         (43.28)%           6.64%(e)
                                                             =======          =======          =======          =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (f)                                                   1.55%(g)         1.55%            1.55%           1.55%(g)
Net investment loss (f)                                      (1.20)%(g)       (1.27)%          (1.05)%         (1.19)%(g)
Waiver/reimbursement                                           1.05%(g)         0.69%            0.85%           1.82%(g)
Portfolio turnover rate                                          46%(e)          121%             188%             47%(e)
Net assets, end of period (000's)                            $ 2,480          $ 2,825          $ 4,043         $ 5,227

(a) The Fund commenced investment operations on July 24, 2000. The activity shown is from the effective date of registration (August 1, 2000) with the Securities and Exchange Commission.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(e)  Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(g)  Annualized.




Selected data for a share outstanding throughout each period is as follows:


                                                         (UNAUDITED)
                                                          SIX MONTHS
                                                             ENDED                 YEAR ENDED OCTOBER 31,
                                                            APRIL 30,   ------------------------------------------------
CLASS B SHARES                                                2003             2002             2001         2000(a)
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $  6.33          $  6.95          $ 12.34          $ 11.59
                                                             -------          -------          -------          -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (b)                                        (0.06)           (0.14)           (0.15)           (0.06)
Net realized and unrealized gain (loss) on investments          0.02            (0.48)           (5.24)            0.81
                                                             -------          -------          -------          -------
   Total from Investment Operations                            (0.04)           (0.62)           (5.39)            0.75
                                                             -------          -------          -------          -------
NET ASSET VALUE, END OF PERIOD                               $  6.29          $  6.33          $  6.95          $ 12.34
                                                             =======          =======          =======          =======
Total return (c)(d)                                          (0.63)%(e)       (8.92)%         (43.68)%            6.47%(e)
                                                             =======          =======          =======          =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (f)                                                   2.25%(g)         2.25%            2.25%            2.25%(g)
Net investment loss (f)                                      (1.90)%(g)       (1.97)%          (1.75)%          (1.89)%(g)
Waiver/reimbursement                                           1.05%(g)         0.69%            0.85%            1.82%(g)
Portfolio turnover rate                                          46%(e)          121%             188%              47%(e)
Net assets, end of period (000's)                            $ 7,504          $ 8,238         $ 10,979         $ 18,080

(a) The Fund commenced investment operations on July 24, 2000. The activity shown is from the effective date of registration (August 1, 2000) with the Securities and Exchange Commission.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(d) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(e)  Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(g)  Annualized.

Selected data for a share outstanding throughout each period is as follows:


                                                         (UNAUDITED)
                                                          SIX MONTHS
                                                             ENDED                 YEAR ENDED OCTOBER 31,
                                                            APRIL 30,   ------------------------------------------------
CLASS C SHARES                                                2003             2002             2001         2000(a)
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $  6.33          $  6.95          $ 12.34          $ 11.59
                                                             -------          -------          -------          -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (b)                                        (0.06)           (0.14)           (0.15)           (0.06)
Net realized and unrealized gain (loss) on investments          0.02            (0.48)           (5.24)            0.81
                                                             -------          -------          -------          -------
   Total from Investment Operations                            (0.04)           (0.62)           (5.39)            0.75
                                                             -------          -------          -------          -------
NET ASSET VALUE, END OF PERIOD                               $  6.29          $  6.33          $  6.95          $ 12.34
                                                             =======          =======          =======          =======
Total return (c)(d)                                          (0.63)%(e)       (8.92)%         (43.68)%             6.47%(e)
                                                             =======          =======          =======          =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (f)                                                   2.25%(g)         2.25%            2.25%            2.25%(g)
Net investment loss (f)                                      (1.90)%(g)       (1.97)%          (1.75)%          (1.89)%(g)
Waiver/reimbursement                                           1.05%(g)         0.69%            0.85%            1.82%(g)
Portfolio turnover rate                                          46%(e)          121%             188%              47%(e)
Net assets, end of period (000's)                            $ 1,403          $ 1,699          $ 2,508          $ 1,567

(a) The Fund commenced investment operations on July 24, 2000. The activity shown is from the effective date of registration (August 1, 2000) with the Securities and Exchange Commission.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(d) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(e)  Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(g)  Annualized.

Selected data for a share outstanding throughout each period is as follows:


                                                         (UNAUDITED)
                                                          SIX MONTHS
                                                             ENDED                 YEAR ENDED OCTOBER 31,
                                                            APRIL 30,   ------------------------------------------------
CLASS Z SHARES                                                2003             2002             2001         2000(a)
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $  6.43          $  7.03          $ 12.37          $ 11.59
                                                             -------          -------          -------          -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (b)                                        (0.03)           (0.07)           (0.07)           (0.03)
Net realized and unrealized gain (loss) on investments          0.02            (0.53)           (5.27)            0.81
                                                             -------          -------          -------          -------
   Total from Investment Operations                            (0.01)           (0.60)           (5.34)            0.78
                                                             -------          -------          -------          -------
NET ASSET VALUE, END OF PERIOD                               $  6.42          $  6.43          $  7.03          $ 12.37
                                                             =======          =======          =======          =======
Total return (c)(d)                                          (0.16)%(e)       (8.53)%         (43.17)%            6.73%(e)
                                                             =======          =======          =======          =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (f)                                                   1.25%(g)         1.25%            1.25%            1.25%(g)
Net investment loss (f)                                      (0.90)%(g)       (0.97)%          (0.75)%          (0.89)%(g)
Waiver/reimbursement                                           1.05%(g)         0.69%            0.85%            1.82%(g)
Portfolio turnover rate                                          46%(e)          121%             188%              47%(e)
Net assets, end of period (000's)                            $    14          $     3          $    61          $   128

(a) The Fund commenced investment operations on July 24, 2000. The activity shown is from the effective date of registration (August 1, 2000) with the Securities and Exchange Commission.
(b) Per share data was calculated using average shares outstanding during the period.
(c)  Total return at net asset value assuming all distributions reinvested.
(d) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(e)  Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(g)  Annualized.

Financial Highlights -- LTMGF


Selected data for a share outstanding throughout each period is as follows:

                                         (UNAUDITED)
                                          SIX MONTHS
                                            ENDED                        YEAR ENDED OCTOBER 31,
                                           APRIL 30, ------------------------------------------------------------------
CLASS A SHARES                              2003          2002         2001          2000        1999         1998
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                        $ 10.87      $ 12.68       $ 18.38      $ 17.19      $ 13.39      $ 12.04
                                              -------      -------       -------      -------      -------      -------
INCOME FROM INVESTMENT
   OPERATIONS:
Net investment income (loss) (a)                (0.02)       (0.02)        (0.06)       (0.12)       (0.03)        0.03
Net realized and unrealized gain
   (loss) on investments                         0.76        (1.79)        (5.64)        1.31         3.83         1.32
                                              -------      -------       -------      -------      -------      -------
   Total from Investment Operations              0.74        (1.81)        (5.70)        1.19         3.80         1.35
                                              -------      -------       -------      -------      -------      -------
NET ASSET VALUE,
   END OF PERIOD                              $ 11.61      $ 10.87       $ 12.68      $ 18.38      $ 17.19      $ 13.39
                                              =======      =======       =======      =======      =======      =======
Total return (b)                                6.81%(c)  (14.27)%      (31.01)%        6.92%       28.38%       11.21%(d)
                                              =======      =======       =======      =======      =======      =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (e)                                    1.46%(f)     1.41%         1.39%        1.44%        1.64%        1.56%
Net investment income (loss) (e)              (0.33)%(f)   (0.18)%       (0.38)%      (0.67)%      (0.21)%        0.22%
Waiver/reimbursement                               --           --            --           --           --        0.12%
Portfolio turnover rate                           21%(c)       42%           82%          69%          80%          91%
Net assets, end of period (000's)            $ 63,469     $ 66,760      $102,403     $163,502     $ 97,531     $ 45,472

(a) Per share data was calculated using average shares outstanding during the period.
(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c)  Not annualized.
(d) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(f)  Annualized.


Selected data for a share outstanding throughout each period is as follows:

                                         (UNAUDITED)
                                          SIX MONTHS
                                            ENDED                        YEAR ENDED OCTOBER 31,
                                           APRIL 30, ------------------------------------------------------------------
CLASS B SHARES                              2003          2002         2001          2000        1999         1998
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                        $ 10.39      $ 12.22       $ 17.85      $ 16.82      $ 13.20      $ 11.96
                                              -------      -------       -------      -------      -------      -------
INCOME FROM INVESTMENT
   OPERATIONS:
Net investment loss (a)                         (0.06)       (0.11)        (0.17)       (0.26)       (0.15)       (0.07)
Net realized and unrealized gain
   (loss) on investments                         0.73        (1.72)        (5.46)        1.29         3.77         1.31
                                              -------      -------       -------      -------      -------      -------
   Total from Investment Operations              0.67        (1.83)        (5.63)        1.03         3.62         1.24
                                              -------      -------       -------      -------      -------      -------
NET ASSET VALUE,
   END OF PERIOD                              $ 11.06      $ 10.39       $ 12.22      $ 17.85      $ 16.82      $ 13.20
                                              =======      =======       =======      =======      =======      =======
Total return (b)                                6.45%(c)  (14.98)%      (31.54)%        6.12%       27.42%       10.37%(d)
                                              =======      =======       =======      =======      =======      =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (e)                                    2.21%(f)     2.16%         2.14%        2.19%        2.39%        2.31%
Net investment loss (e)                       (1.08)%(f)   (0.93)%       (1.13)%      (1.42)%      (0.96)%      (0.53)%
Waiver/reimbursement                               --           --            --           --           --        0.12%
Portfolio turnover rate                           21%(c)       42%           82%          69%          80%          91%
Net assets, end of period (000's)            $204,642     $216,801      $327,645     $532,082     $303,726     $124,829

(a) Per share data was calculated using average shares outstanding during the period.
(b) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(c)  Not annualized.
(d) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(f)  Annualized.


Selected data for a share outstanding throughout each period is as follows:

                                         (UNAUDITED)
                                          SIX MONTHS
                                            ENDED                        YEAR ENDED OCTOBER 31,
                                           APRIL 30, ------------------------------------------------------------------
CLASS C SHARES                              2003          2002         2001          2000        1999         1998
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                        $ 10.39      $ 12.21       $ 17.85      $ 16.82      $ 13.20      $ 11.96
                                              -------      -------       -------      -------      -------      -------
INCOME FROM INVESTMENT
   OPERATIONS:
Net investment loss (a)                         (0.06)       (0.11)        (0.17)       (0.26)       (0.15)       (0.07)
Net realized and unrealized gain
   (loss) on investments                         0.73        (1.71)        (5.47)        1.29         3.77         1.31
                                              -------      -------       -------      -------      -------      -------
   Total from Investment Operations              0.67        (1.82)        (5.64)        1.03         3.62         1.24
                                              -------      -------       -------      -------      -------      -------
NET ASSET VALUE,
   END OF PERIOD                              $ 11.06      $ 10.39       $ 12.21      $ 17.85      $ 16.82      $ 13.20
                                              =======      =======       =======      =======      =======      =======
Total return (b)                                6.45%(c)  (14.91)%      (31.60)%        6.12%       27.42%       10.37%(d)
                                              =======      =======       =======      =======      =======      =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (e)                                    2.21%(f)     2.16%         2.14%        2.19%        2.39%        2.31%
Net investment loss (e)                       (1.08)%(f)   (0.93)%       (1.13)%      (1.42)%      (0.96)%      (0.53)%
Waiver/reimbursement                               --           --            --           --           --        0.12%
Portfolio turnover rate                           21%(c)       42%           82%          69%          80%          91%
Net assets, end of period (000's)            $ 29,002     $ 30,837      $ 47,069     $ 80,232     $ 46,869     $ 18,786

(a) Per share data was calculated using average shares outstanding during the period.
(b) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(c)  Not annualized.
(d) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(f)  Annualized.


Selected data for a share outstanding throughout each period is as follows:

                                         (UNAUDITED)
                                          SIX MONTHS
                                            ENDED                        YEAR ENDED OCTOBER 31,
                                           APRIL 30, ------------------------------------------------------------------
CLASS E SHARES                              2003          2002         2001          2000(a)      1999         1998
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                        $ 10.82      $ 12.63       $ 18.34      $ 17.17      $ 13.36      $ 12.02
                                              -------      -------       -------      -------      -------      -------
INCOME FROM INVESTMENT
   OPERATIONS:
Net investment income (loss) (b)                (0.02)       (0.03)        (0.07)       (0.14)       (0.05)        0.02
Net realized and unrealized gain
   (loss) on investments                         0.75        (1.78)        (5.64)        1.31         3.83         1.32
                                              -------      -------       -------      -------      -------      -------
   Total from Investment Operations              0.73        (1.81)        (5.71)        1.17         3.78         1.34
                                              -------      -------       -------      -------      -------      -------
NET ASSET VALUE,
   END OF PERIOD                              $ 11.55      $ 10.82       $ 12.63      $ 18.34      $ 17.14      $ 13.36
                                              =======      =======       =======      =======      =======      =======
Total return (c)                                6.75%(d)  (14.33)%      (31.13)%        6.81%       28.29%       11.15%(e)
                                              =======      =======       =======      =======      =======      =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (f)                                    1.56%(g)     1.51%         1.49%        1.54%        1.74%        1.66%
Net investment income (loss) (f)              (0.43)%(g)   (0.28)%       (0.48)%      (0.77)%      (0.31)%        0.12%
Waiver/reimbursement                               --           --            --           --           --        0.12%
Portfolio turnover rate                           21%(d)       42%           82%          69%          80%          91%
Net assets, end of period (000's)             $ 6,090      $ 5,794       $ 6,820      $ 9,171      $ 1,089       $  680

(a) Class E shares were collapsed into Class G shares on February 28, 2000, which were then redesignated Class E shares.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge.
(d)  Not annualized.
(e) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(g)  Annualized.

Selected data for a share outstanding throughout each period is as follows:


Selected data for a share outstanding throughout each period is as follows:

                                         (UNAUDITED)
                                          SIX MONTHS
                                            ENDED                        YEAR ENDED OCTOBER 31,
                                           APRIL 30, ------------------------------------------------------------------
CLASS F SHARES                              2003          2002         2001          2000(a)      1999         1998
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                        $ 10.41      $ 12.23       $ 17.87      $ 16.83      $ 13.21      $ 11.97
                                              -------      -------       -------      -------      -------      -------
INCOME FROM INVESTMENT
   OPERATIONS:
Net investment loss (b)                         (0.06)       (0.11)        (0.17)       (0.26)       (0.15)       (0.07)
Net realized and unrealized gain
   (loss) on investments                         0.72        (1.71)        (5.47)        1.30         3.71         1.31
                                              -------      -------       -------      -------      -------      -------
   Total from Investment Operations              0.66        (1.82)        (5.64)        1.04         3.56         1.24
                                              -------      -------       -------      -------      -------      -------
NET ASSET VALUE,
   END OF PERIOD                              $ 11.07      $ 10.41       $ 12.23      $ 17.87      $ 16.77      $ 13.21
                                              =======      =======       =======      =======      =======      =======
Total return (c)                                6.34%(d)  (14.88)%      (31.56)%        6.18%       26.95%       10.36%(e)
                                              =======      =======       =======      =======      =======      =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (f)                                    2.21%(g)     2.16%         2.14%        2.19%        2.39%        2.31%
Net investment loss (f)                       (1.08)%(g)   (0.93)%       (1.13)%      (1.42)%      (0.96)%      (0.53)%
Waiver/reimbursement                               --           --            --           --           --        0.12%
Portfolio turnover rate                           21%(d)       42%           82%          69%          80%          91%
Net assets, end of period (000's)             $ 9,178      $ 8,709      $ 10,101     $ 13,368      $ 2,025      $ 1,105

(a) Class F shares were collapsed into Class H shares on February 28, 2000, which were then redesignated Class F shares.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(d)  Not annualized.
(e) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(g)  Annualized.


Selected data for a share outstanding throughout each period is as follows:

                                                      (UNAUDITED)
                                                      SIX MONTHS
                                                        ENDED                  YEAR ENDED OCTOBER 31,
                                                       APRIL 30,  -----------------------------------------------------
CLASS Z SHARES                                           2003          2002         2001         2000        1999(a)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $ 10.96       $ 12.76      $ 18.46      $ 17.23      $ 15.56
                                                           -------       -------      -------      -------      -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b)                             (0.01)         0.01        (0.02)       (0.08)       (0.02)
Net realized and unrealized gain (loss) on investments        0.77         (1.81)       (5.68)        1.31         1.69
                                                           -------       -------      -------      -------      -------
   Total from Investment Operations                           0.76         (1.80)       (5.70)        1.23         1.67
                                                           -------       -------      -------      -------      -------
NET ASSET VALUE, END OF PERIOD                             $ 11.72       $ 10.96      $ 12.76      $ 18.46      $ 17.23
                                                           =======       =======      =======      =======      =======
Total return (c)                                             6.93%(d)   (14.11)%     (30.88)%        7.14%       10.73%(d)
                                                           =======       =======      =======      =======      =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (e)                                                 1.21%(f)      1.16%        1.14%        1.19%        0.79%(f)
Net investment income (loss) (e)                           (0.08)%(f)      0.07%      (0.13)%      (0.42)%      (0.13)%(f)
Portfolio turnover rate                                        21%(d)        42%          82%          69%          80%
Net assets, end of period (000's)                          $   162       $    80      $   915      $ 1,941      $     1

(a)  Class Z shares were initially offered on January 11, 1999.
(b) Per share data was calculated using average shares outstanding during the period.
(c)  Total return at net asset value assuming all distributions reinvested.
(d)  Not annualized.
(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(f)  Annualized.

Financial Highlights -- LTMGF II


Selected data for a share outstanding throughout each period is as follows:


                                                         (UNAUDITED)
                                                          SIX MONTHS
                                                             ENDED                 YEAR ENDED OCTOBER 31,
                                                            APRIL 30,   ------------------------------------------------
CLASS A SHARES                                                2003             2002             2001         2000(a)
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $  6.94          $  7.92          $ 11.55          $ 12.00
                                                             -------          -------          -------          -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (b)                                        (0.01)           (0.02)           (0.04)           (0.07)
Net realized and unrealized gain (loss) on investments          0.46            (0.96)           (3.59)           (0.38)
                                                             -------          -------          -------          -------
   Total from Investment Operations                             0.45            (0.98)           (3.63)           (0.45)
                                                             -------          -------          -------          -------
NET ASSET VALUE, END OF PERIOD                               $  7.39          $  6.94          $  7.92          $ 11.55
                                                             =======          =======          =======          =======
Total return (c)(d)                                            6.48%(e)      (12.37)%         (31.43)%          (3.75)%(e)
                                                             =======          =======          =======          =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (f)                                                   1.50%(g)         1.50%            1.50%            1.50%(g)
Net investment loss (f)                                      (0.31)%(g)       (0.29)%          (0.42)%          (0.84)%(g)
Waiver/reimbursement                                           0.29%(g)         0.20%            0.16%            0.62%(g)
Portfolio turnover rate                                          17%(e)           49%              90%              32%(e)
Net assets, end of period (000's)                            $ 6,969          $ 7,692          $ 9,486          $ 6,769

(a)  The Fund commenced investment operations on March 7, 2000.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(e)  Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(g)  Annualized.

Selected data for a share outstanding throughout each period is as follows:


                                                         (UNAUDITED)
                                                          SIX MONTHS
                                                             ENDED                 YEAR ENDED OCTOBER 31,
                                                            APRIL 30,   ------------------------------------------------
CLASS B SHARES                                                2003             2002             2001         2000(a)
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $  6.80          $  7.82          $ 11.51          $ 12.00
                                                             -------          -------          -------          -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (b)                                        (0.04)           (0.08)           (0.11)           (0.12)
Net realized and unrealized gain (loss) on investments          0.45            (0.94)           (3.58)           (0.37)
                                                             -------          -------          -------          -------
Total from Investment Operations                                0.41            (1.02)           (3.69)           (0.49)
                                                             -------          -------          -------          -------
NET ASSET VALUE, END OF PERIOD                               $  7.21          $  6.80          $  7.82          $ 11.51
                                                             =======          =======          =======          =======
Total return (c)(d)                                            6.03%(e)      (13.04)%         (32.06)%          (4.08)%(e)
                                                             =======          =======          =======          =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (f)                                                   2.25%(g)         2.25%            2.25%            2.25%(g)
Net investment loss (f)                                      (1.06)%(g)       (1.04)%          (1.17)%          (1.59)%(g)
Waiver/reimbursement                                           0.29%(g)         0.20%            0.16%            0.62%(g)
Portfolio turnover rate                                          17%(e)           49%              90%              32%(e)
Net assets, end of period (000's)                           $ 29,876         $ 30,871         $ 42,391         $ 50,859

(a)  The Fund commenced investment operations on March 7, 2000.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(d) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(e)  Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(g)  Annualized.

Selected data for a share outstanding throughout each period is as follows:


                                                         (UNAUDITED)
                                                          SIX MONTHS
                                                             ENDED                 YEAR ENDED OCTOBER 31,
                                                            APRIL 30,   ------------------------------------------------
CLASS C SHARES                                                2003             2002             2001         2000(a)
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $  6.78          $  7.80          $ 11.50          $ 12.00
                                                             -------          -------          -------          -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (b)                                        (0.04)           (0.08)           (0.11)           (0.12)
Net realized and unrealized gain (loss) on investments          0.46            (0.94)           (3.59)           (0.38)
                                                             -------          -------          -------          -------
   Total from Investment Operations                             0.42            (1.02)           (3.70)           (0.50)
                                                             -------          -------          -------          -------
NET ASSET VALUE, END OF PERIOD                               $  7.20          $  6.78          $  7.80          $ 11.50
                                                             =======          =======          =======          =======
Total return (c)(d)                                            6.19%(e)      (13.08)%         (32.17)%          (4.17)%(e)
                                                             =======          =======          =======          =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:

Expenses (f)                                                   2.25%(g)         2.25%            2.25%            2.25%(g)
Net investment loss (f)                                      (1.06)%(g)       (1.04)%          (1.17)%          (1.59)%(g)
Waiver/reimbursement                                           0.29%(g)         0.20%            0.16%            0.62%(g)
Portfolio turnover rate                                          17%(e)           49%              90%              32%(e)
Net assets, end of period (000's)                            $ 6,050          $ 6,481          $ 8,994          $ 5,801

(a)  The Fund commenced investment operations on March 7, 2000.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(d) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(e)  Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(g)  Annualized.



Selected data for a share outstanding throughout each period is as follows:

                                                         (UNAUDITED)
                                                          SIX MONTHS
                                                             ENDED                 YEAR ENDED OCTOBER 31,
                                                            APRIL 30,   ------------------------------------------------
CLASS Z SHARES                                                2003             2002             2001         2000(a)
========================================================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD                         $  6.97          $  7.95          $ 11.58          $ 12.00
                                                             -------          -------          -------          -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (b)                                           --(c)            --(c)         (0.02)           (0.05)
Net realized and unrealized gain (loss) on investments          0.47            (0.98)           (3.61)           (0.37)
                                                             -------          -------          -------          -------
   Total from Investment Operations                             0.47            (0.98)           (3.63)           (0.42)
                                                             -------          -------          -------          -------
NET ASSET VALUE, END OF PERIOD                               $  7.44          $  6.97          $  7.95          $ 11.58
                                                             =======          =======          =======          =======
Total return (e)                                               6.74%(f)      (12.33)%         (31.35)%          (3.50)%(f)
                                                             =======          =======          =======          =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (g)                                                   1.25%(h)         1.25%            1.25%            1.25%(h)
Net investment loss (g)                                      (0.06)%(h)       (0.04)%          (0.17)%          (0.59)%(h)
Waiver/reimbursement                                           0.29%(h)         0.20%            0.16%            0.62%(h)
Portfolio turnover rate                                          17%(f)           49%              90%              32%(f)
Net assets, end of period (000's)                            $   762          $   894          $ 1,211          $ 4,740

(a)  The Fund commenced investment operations on March 7, 2000.
(b) Per share data was calculated using average shares outstanding during the period.
(c)  Rounds to less than $0.01 per share.
(d)  Total return at net asset value assuming all distributions reinvested.
(e) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(f)  Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(h)  Annualized.

Financial Highlights -- LTMVF

Selected data for a share outstanding throughout each period is as follows:


                                                      (UNAUDITED)
                                                      SIX MONTHS
                                                        ENDED                  YEAR ENDED OCTOBER 31,
                                                       APRIL 30,  -----------------------------------------------------
CLASS A SHARES                                           2003          2002         2001         2000        1999(a)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $  8.89       $ 11.40      $ 11.41      $ 10.64      $ 12.00
                                                           -------       -------      -------      -------      -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (b)                                     0.03          0.04         0.04         0.04           --(c)
Net realized and unrealized gain (loss) on investments       (0.02)        (2.55)       (0.05)        0.73        (1.36)
                                                           -------       -------      -------      -------      -------
   Total from Investment Operations                           0.01         (2.51)       (0.01)        0.77        (1.36)
                                                           -------       -------      -------      -------      -------
NET ASSET VALUE, END OF PERIOD                             $  8.90       $  8.89      $ 11.40      $ 11.41      $ 10.64
                                                           =======       =======      =======      =======      =======
Total return (d)                                             0.11%(e)   (22.02)%      (0.09)%        7.24%     (11.33)%(e)
                                                           =======       =======      =======      =======      =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (f)                                                 1.71%(g)      1.61%        1.71%        1.80%        1.77%(g)
Net investment income (f)                                    0.72%(g)      0.34%        0.32%        0.39%          --%(g)(h)
Portfolio turnover rate                                        26%(e)        72%          47%          76%          19%(e)
Net assets, end of period (000's)                          $16,690       $19,767      $25,694      $14,017      $ 7,528

(a)  The Fund commenced investment operations on June 1, 1999.
(b) Per share data was calculated using average shares outstanding during the period.
(c)  Rounds to less than $0.01 per share.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e)  Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(g)  Annualized.
(h)  Rounds to less than 0.01%.


Selected data for a share outstanding throughout each period is as follows:

                                                      (UNAUDITED)
                                                      SIX MONTHS
                                                        ENDED                  YEAR ENDED OCTOBER 31,
                                                       APRIL 30,  -----------------------------------------------------
CLASS B SHARES                                           2003          2002         2001         2000        1999(a)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $  8.68       $ 11.22      $ 11.30      $ 10.61      $ 12.00
                                                           -------       -------      -------      -------      -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (b)                                         --(c)      (0.04)       (0.04)       (0.03)       (0.04)
Net realized and unrealized gain (loss) on investments       (0.02)        (2.50)       (0.04)        0.72        (1.35)
                                                           -------       -------      -------      -------      -------
   Total from Investment Operations                          (0.02)        (2.54)       (0.08)        0.69        (1.39)
                                                           -------       -------      -------      -------      -------
NET ASSET VALUE, END OF PERIOD                             $  8.66       $  8.68      $ 11.22      $ 11.30      $ 10.61
                                                           =======       =======      =======      =======      =======
Total return (d)                                           (0.23)%(e)   (22.64)%      (0.71)%        6.50%     (11.58)%(e)
                                                           =======       =======      =======      =======      =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (f)                                                 2.41%(g)      2.31%        2.41%        2.50%        2.60%(g)
Net investment income (loss) (f)                             0.02%(g)    (0.36)%      (0.38)%      (0.31)%      (0.83)%(g)
Portfolio turnover rate                                        26%(e)        72%          47%          76%          19%(e)
Net assets, end of period (000's)                          $47,873        52,701      $69,720      $49,112      $14,622

(a)  The Fund commenced investment operations on June 1, 1999.
(b) Per share data was calculated using average shares outstanding during the period.
(c)  Rounds to less than $0.01 per share.
(d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(e)  Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(g)  Annualized.

Selected data for a share outstanding throughout each period is as follows:


                                                      (UNAUDITED)
                                                      SIX MONTHS
                                                        ENDED                  YEAR ENDED OCTOBER 31,
                                                       APRIL 30,  -----------------------------------------------------
CLASS C SHARES                                           2003          2002         2001         2000        1999(a)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $  8.68       $ 11.22      $ 11.30      $ 10.61      $ 12.00
                                                           -------       -------      -------      -------      -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b)                                --(c)     (0.04)       (0.04)       (0.03)       (0.04)
Net realized and unrealized gain (loss) on investments       (0.02)       (2.50)       (0.04)        0.72        (1.35)
                                                           -------       -------      -------      -------      -------
   Total from Investment Operations                          (0.02)        (2.54)       (0.08)        0.69        (1.39)
                                                           -------       -------      -------      -------      -------
NET ASSET VALUE, END OF PERIOD                             $  8.66       $  8.68      $ 11.22      $ 11.30      $ 10.61
                                                           =======       =======      =======      =======      =======
Total return (d)                                           (0.23)%(e)   (22.64)%      (0.71)%        6.50%     (11.58)%(e)
                                                           =======       =======      =======      =======      =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (f)                                                 2.41%(g)      2.31%        2.41%        2.50%        2.60%(g)
Net investment income (loss) (f)                             0.02%(g)    (0.36)%      (0.38)%      (0.31)%      (0.83)%(g)
Portfolio turnover rate                                        26%(e)        72%          47%          76%          19%(e)
Net assets, end of period (000's)                          $15,490       $17,463      $21,367      $10,331      $ 4,137

(a)  The Fund commenced investment operations on June 1, 1999.
(b) Per share data was calculated using average shares outstanding during the period.
(c)  Rounds to less than $0.01 per share.
(d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(e)  Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(g)  Annualized.



Selected data for a share outstanding throughout each period is as follows:

                                                      (UNAUDITED)
                                                      SIX MONTHS
                                                        ENDED                  YEAR ENDED OCTOBER 31,
                                                       APRIL 30,  -----------------------------------------------------
CLASS Z SHARES                                           2003          2002         2001         2000        1999(a)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $  8.96       $ 11.46      $ 11.43      $ 10.65      $ 12.00
                                                           -------       -------      -------      -------      -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (b)                                     0.05          0.07         0.07         0.07         0.01
Net realized and unrealized gain (loss) on investments       (0.02)        (2.57)       (0.04)        0.71        (1.36)
                                                           -------       -------      -------      -------      -------
   Total from Investment Operations                           0.03         (2.50)        0.03         0.78        (1.35)
                                                           -------       -------      -------      -------      -------
NET ASSET VALUE, END OF PERIOD                             $  8.99       $  8.96      $ 11.46      $ 11.43      $ 10.65
                                                           =======       =======      =======      =======      =======
Total return (c)                                             0.33%(d)   (21.82)%        0.26%        7.32%     (11.25)%(d)
                                                           =======       =======      =======      =======      =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (e)                                                 1.41%(f)      1.31%        1.41%        1.50%        1.50%(f)
Net investment income (e)                                    1.02%(f)      0.64%        0.62%        0.69%        0.27%(f)
Portfolio turnover rate                                        26%(d)        72%          47%          76%          19%(d)
Net assets, end of period (000's)                          $    28        $    1      $     1      $     1      $ 2,396

(a)  The Fund commenced investment operations on June 1, 1999.
(b) Per share data was calculated using average shares outstanding during the period.
(c)  Total return at net asset value assuming all distributions reinvested.
(d)  Not annualized.
(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(f)  Annualized.

 Transfer Agent

IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Liberty Tax-Managed Funds is:

Liberty Funds Services, Inc.
P.O. Box 8081
Boston, MA  02266-8081

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty Tax-Managed Funds. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Liberty Funds Performance Update.

Semiannual Report:
Liberty Tax-Managed Funds

Liberty Tax-Managed Funds  SEMIANNUAL REPORT, APRIL 30, 2003


                                                                    PRSRT STD
                                                                   U.S. POSTAGE
                                                                       PAID
                                                                   HOLLISTON, MA
                                                                   PERMIT NO. 20

[eagle head logo]

LibertyFunds

A Member of Columbia Managment Group

(C)2003 Liberty Funds Distributor, Inc.
A Member of Columbia Management Group
One Financial Center, Boston, MA 02111-2621




                                                 TM-03/981N-0503 (06/03) 03/1592

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEMS 5-6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable at this time.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) The Registrant's Chief Executive Officer and Chief Financial Officer, based on their evaluation of the Registrant's disclosure controls and procedures as of June 20, 2003, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits under the Securities Exchange Act of 1934, as amended, is accumulated and communicated to the Registrant's management, including the Chief Executive Officer and Chief Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the registrant's internal controls or in other factors that could affect these controls subsequent to the date of our evaluation.

ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable at this time.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) in the exact form set forth below: Attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Liberty Funds Trust I
            -----------------------------------------------------------

By (Signature and Title)* /s/ Joseph R. Palombo
                         ----------------------------------------------
                          Joseph R. Palombo, President

Date    June 20, 2003
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Joseph R. Palombo
                         ----------------------------------------------
                          Joseph R. Palombo, President

Date    June 20, 2003
    -------------------------------------------------------------------

By (Signature and Title)* /s/ J. Kevin Connaughton
                         ----------------------------------------------
                         J. Kevin Connaughton, Treasurer

Date    June 20, 2003
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.